Victory Pioneer Bond Fund
Schedule of Investments | September 30, 2025

Schedule of Investments  |  9/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 108.0%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets(a)*
	Chemicals-Specialty — 0.0%†
1,366,587	Mativ Holdings, Inc., Term B Loan, 8.028% (Term SOFR + 375 bps), 4/20/28	$ 1,353,776
	Total Chemicals-Specialty	$1,353,776

	Computer Services — 0.1%
2,815,999	Amentum Holdings, Inc., Initial Term Loan, 6.413% (Term SOFR + 225 bps), 9/29/31	$ 2,815,999
	Total Computer Services	$2,815,999

	Cruise Lines — 0.0%†
1,089,000	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 1,090,021
	Total Cruise Lines	$1,090,021

	Electric-Generation — 0.0%†
301,923	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.413% (Term SOFR + 525 bps), 4/3/28	$ 304,231
	Total Electric-Generation	$304,231

	Medical-Wholesale Drug Distribution — 0.0%†
1,886,442	Owens & Minor, Inc., Term B-1 Loan, 8.013% (Term SOFR + 375 bps), 3/29/29	$ 1,885,655
	Total Medical-Wholesale Drug Distribution	$1,885,655

	Recreational Centers — 0.0%†
187,925	Fitness International LLC, Term B Loan, 8.663% (Term SOFR + 450 bps), 2/12/29	$ 189,413
	Total Recreational Centers	$189,413

	Total Senior Secured Floating Rate Loan Interests (Cost $7,615,665)	$7,639,095

	Asset Backed Securities — 10.2% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 515,413
111,410(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.495% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	109,025
930,109	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	871,504
1Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,892,616	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 4,903,358
1,064,023	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	1,063,366
833,925	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	834,674
1,873,299	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	1,901,238
649,699	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	665,529
2,632,333	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.678%, 9/15/32 (144A)	2,660,084
9,190,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79%, 8/12/31 (144A)	9,759,158
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,378,321
6,720,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	6,846,181
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,601,854
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,133,130
2,391,995	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	2,345,794
1,558,272	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,521,608
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	3,674,702
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	2,881,772
4,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	4,458,181
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,763,627
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,037,834
6,237,642	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	5,892,521
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.518% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,745,058
4,123,302(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	3,959,453
Victory Pioneer Bond Fund | 9/30/252

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	$ 2,971,936
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,520,611
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,549,975
3,261,115(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	3,213,017
3,530,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,387,421
81,421(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.922% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	80,248
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,464,667
1,890,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,919,255
4,609,091	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	4,672,890
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,369,601
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,631,629
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,140,870
2,125,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	2,145,065
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,755,195
15,770,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	15,967,109
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,737,460
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	7,649,540
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,519,859
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,537,534
15,080,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	15,324,275
11,120,119(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	11,338,163
3Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
19,511,083(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 19,757,161
10,582,518(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	10,733,744
4,416,084(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	4,476,486
17,132,392(b)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	17,197,098
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.937% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,572,500
394,103	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	393,594
1,250,645	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,187,745
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,832,354
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,374,561
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	17,121,007
2,730,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	2,779,088
2,068,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	2,103,830
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,710,787
9,699,091(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	9,781,814
7,651,210(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	7,717,454
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,231,659
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,724,745
186,775	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	184,239
5,782,342(d)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,185,380
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,790,295
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,081,377
Victory Pioneer Bond Fund | 9/30/254

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	$ 2,865,380
940,619(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.539% (SOFR30A + 315 bps), 5/20/32 (144A)	949,949
2,675,951	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,420,864
4,109,032	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,685,618
46,357	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	46,009
6,470,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,457,811
930,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	935,183
2,820,000	Libra Solutions LLC, Series 2025-1A, Class B, 8.055%, 8/15/39 (144A)	2,828,220
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,665,377
5,270,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	5,348,170
8,010,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	8,088,512
5,200,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	5,243,243
1,307,898	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,157,764
533,602	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	469,377
155,058	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	153,682
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,600,765
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,759,451
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,944,559
2,071,233	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	2,082,572
10,105,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	10,159,848
4,400,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	4,458,004
5Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,879,171(c)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	$ 2,918,649
4,858,984(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.32% (PRIME + 7 bps), 4/25/48 (144A)	4,939,235
4,640,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	4,679,959
791,950	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	790,252
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,263,298
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,861,004
8,298,902(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	7,920,024
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	4,042,694
7,199,351(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	7,275,529
2,972,315	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	3,003,361
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,245,024
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,563,757
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,898,371
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.23% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,736,580
2,275,550	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,154,734
7,255,743(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	7,330,844
3,330,000(d)	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	2,546,767
1,870,000(d)	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	1,086,193
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,329,180
31,166	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	31,471
24,818	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	25,419
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Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
22,317	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	$ 22,518
20,429	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	20,928
9,372	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	9,469
21,587	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	21,478
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,231,311
7,458,216(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	7,549,143
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	2,895,500
1,775,071	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,753,276
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	8,940,147
	Total Asset Backed Securities (Cost $528,542,262)	$524,763,096

	Collateralized Mortgage Obligations—4.9% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,812,339
2,996,706(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,822,636
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,858,411
2,580,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,487,178
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,763,598
2,130,000(b)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,081,327
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	4,011,235
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.356% (SOFR30A + 300 bps), 1/25/42 (144A)	2,076,331
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.306% (SOFR30A + 195 bps), 3/25/44 (144A)	3,254,354
7Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.056% (SOFR30A + 170 bps), 7/25/44 (144A)	$ 2,510,550
2,803,915(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	2,836,755
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,907,024
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,751,928
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.306% (SOFR30A + 395 bps), 9/26/33 (144A)	6,987,227
3,737,969(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.063% (SOFR30A + 644 bps), 8/15/42	582,298
2,222,696(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	437,370
2,278,266(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	480,000
12,931,999	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,609,285
3,910,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, 2/25/59 (144A)	3,718,082
2,470,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	2,376,692
3,459,655(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	3,340,274
4,856,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.406% (SOFR30A + 105 bps), 10/25/44 (144A)	4,866,114
1,296,069(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.356% (SOFR30A + 100 bps), 10/25/44 (144A)	1,295,695
105,015(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.364%, 7/25/43	106,901
1,777,844(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	375,912
149,582,618(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	1,848,183
Victory Pioneer Bond Fund | 9/30/258

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
126,556	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	$ 125,423
10,966,470(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,797,261
9,230,273(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.548% (1 Month Term SOFR + 324 bps), 1/20/50	124,948
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,481,933
2,757,197(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.924%, 2/26/52 (144A)	2,281,738
1,433,767(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.956% (SOFR30A + 460 bps), 10/25/33 (144A)	1,470,409
2,192,082(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	2,175,495
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,121,137
49,610,934(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.234%, 7/25/51 (144A)	630,094
10,172,778(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,456,407
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,348,974
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,525,542
7,610,777	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	7,353,913
97,662,294(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	629,092
5,366,968(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.802%, 12/25/51 (144A)	4,429,731
4,598,901(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.794%, 11/25/51 (144A)	3,746,197
84,064,229(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.113%, 12/25/51 (144A)	532,656
2,498,712(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.97%, 10/25/51 (144A)	2,098,460
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,645,086
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	4,709,834
918,530	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	861,122
9Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,354,087(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	$ 1,334,622
6,333,309	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,745,116
8,850,017(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,282,595
4,326,064(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.663%, 6/25/51 (144A)	3,579,631
57,491(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	54,781
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,842,306
2,606,725(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.968%, 10/25/51 (144A)	2,217,202
4,740,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,680,643
6,148,960(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	4,992,416
2,520,456(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	2,033,295
3,145,225(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,614,880
3,166,342(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.348%, 4/25/51 (144A)	2,566,387
2,625,950(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,225,842
2,706,533(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,281,491
1,428,293(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.056% (SOFR30A + 270 bps), 7/25/33 (144A)	1,433,657
3,741,279(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.708%, 10/25/51 (144A)	3,125,019
3,702,557(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.629%, 11/25/51 (144A)	2,914,214
2,917,229(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,400,560
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	9,132,592
3,781,196(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,517,794
Victory Pioneer Bond Fund | 9/30/2510

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
170,766(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.67%, 12/25/42	$ 167,120
16,829(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	16,684
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,165,561
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	8,015,533
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.422% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,688,249
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.522% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,014,470
10,610,110(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,527,389
4,299,932(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.756% (SOFR30A + 340 bps), 11/25/33 (144A)	4,339,940
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	2,022,207
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,388,475
	Total Collateralized Mortgage Obligations (Cost $282,300,167)	$249,063,822

	Commercial Mortgage-Backed Securities—5.6% of Net Assets
3,985,705(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.40% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 3,985,741
1,770,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.06% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,772,271
4,450,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.772% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,438,876
2,670,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.322% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,663,326
1,480,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.822% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	1,476,301
11Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.115% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	$ 6,951,292
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.672% (SOFR30A + 230 bps), 1/15/37 (144A)	7,761,064
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.236% (SOFR30A + 285 bps), 1/20/37 (144A)	4,261,898
1,623,464(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,264,850
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	1,824,080
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.956%, 4/15/55	2,742,640
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.672% (SOFR30A + 230 bps), 2/15/37 (144A)	4,980,002
1,171,665(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.615% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,077,932
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	7,033,402
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	16,442,790
4,250,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.164% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	4,246,016
3,875,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.561% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	3,872,578
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.16% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	13,115,000
7,642,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.509% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	7,642,000
4,777,522	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,735,710
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.991% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,033,880
12,150,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.798% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	12,191,722
274,751(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.356% (SOFR30A + 200 bps), 1/25/51 (144A)	273,998
Victory Pioneer Bond Fund | 9/30/2512

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.356% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 7,040,999
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	2,420,920
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.919% (SOFR30A + 256 bps), 10/25/28	3,106,470
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.469% (SOFR30A + 511 bps), 10/25/28	1,607,725
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.53%, 2/25/52 (144A)	4,491,875
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.769% (SOFR30A + 241 bps), 6/25/26 (144A)	4,060,237
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.869% (SOFR30A + 251 bps), 7/25/29 (144A)	3,164,671
1,451,656(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,387,596
4,944,897(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.369% (SOFR30A + 701 bps), 8/25/29	4,777,300
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,672,192
110,885,838(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	444,153
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	35,073
8,840,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.519% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	8,850,597
14,056,364(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	450,640
4,885,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.365% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,860,812
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.061% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,432,301
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.691% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,035,977
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	2,965,284
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	8,053,918
13Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,244,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.99%, 10/5/39 (144A)	$ 5,269,491
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,827,125
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,980,599
45,714,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.199%, 6/15/51	160,762
6,437,584	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,174,317
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.757% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,249,869
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	6,004,629
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,440,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.222% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,376,770
92,024	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	91,344
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,954,669
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.322% (SOFR30A + 195 bps), 11/15/38 (144A)	10,346,066
5,567,072(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	5,652,432
5,456,766(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,494,066
4,698,235(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	4,757,393
5,160,000(b)	VRTX Trust, Series 2025-HQ, Class C, 6.119%, 8/5/42 (144A)	5,221,431
4,950,000(b)	VRTX Trust, Series 2025-HQ, Class D, 6.815%, 8/5/42 (144A)	5,038,664
12,548,025(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.807%, 9/15/57	126
Victory Pioneer Bond Fund | 9/30/2514

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
23,001,468(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.747%, 10/15/49	$ 206,452
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,644,753
	Total Commercial Mortgage-Backed Securities (Cost $298,822,620)	$287,537,067

	Corporate Bonds — 34.0% of Net Assets
	Aerospace & Defense — 0.7%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,976,767
4,505,000	Boeing Co., 6.858%, 5/1/54	5,138,867
2,695,000	Boeing Co., 7.008%, 5/1/64	3,119,876
9,460,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	9,745,626
4,515,000	Northrop Grumman Corp., 5.25%, 7/15/35	4,673,599
816,000	TransDigm, Inc., 6.25%, 1/31/34 (144A)	839,190
1,480,000	TransDigm, Inc., 6.75%, 1/31/34 (144A)	1,530,259
	Total Aerospace & Defense	$35,024,184

	Agriculture — 0.3%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,484,920
	Total Agriculture	$16,484,920

	Airlines — 0.5%
4,074,802	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 3,858,394
963,600	American Airlines Pass-Through Trust, 3.95%, 7/11/30	920,268
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,816,070
3,543,434	JetBlue Pass-Through Trust, 2.75%, 5/15/32	3,138,540
1,260,788	JetBlue Pass-Through Trust, 4.00%, 11/15/32	1,185,711
875,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	920,109
3,384,153	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,481,009
772,062	United Airlines Pass-Through Trust, 4.875%, 1/15/26	772,089
	Total Airlines	$26,092,190

	Auto Manufacturers — 4.0%
9,495,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 9,639,510
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	11,312,392
14,200,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	14,691,598
17,160,000	Cummins, Inc., 5.30%, 5/9/35	17,716,058
15Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
5,835,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	$ 5,843,255
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,728,699
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,593,461
8,160,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	8,302,123
15,030,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	15,361,823
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,275,311
10,795,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	11,090,299
5,430,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	5,650,209
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,361,054
6,464,000	General Motors Co., 6.60%, 4/1/36	6,976,846
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,445,992
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,885,908
13,730,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	14,165,829
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,509,139
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	8,015,810
8,410,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	8,637,553
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,210,392
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,671,786
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,991,506
4,430,000	Volkswagen Group of America Finance LLC, 4.85%, 9/11/30 (144A)	4,448,483
7,510,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,700,300
	Total Auto Manufacturers	$205,225,336

	Auto Parts & Equipment — 0.2%
2,720,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 2,740,745
2,760,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	2,818,473
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	2,676,525
	Total Auto Parts & Equipment	$8,235,743

	Banks — 8.1%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,591,662
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,375,412
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,540,909
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	15,469,864
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,558,667
Victory Pioneer Bond Fund | 9/30/2516

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	$ 9,908,176
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,938,471
2,080,000(b)(g)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	2,204,143
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,823,130
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,967,801
1,222,000(b)(g)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	1,277,977
12,555,000(b)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	13,104,244
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,321,734
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,372,812
8,420,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,516,209
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,609,511
1,920,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	1,967,754
4,138,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	4,320,645
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,298,376
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,652,145
3,545,000(b)	Credit Agricole S.A., 5.222% (SOFR + 146 bps), 5/27/31 (144A)	3,636,568
15,080,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	15,380,995
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,295,309
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,665,931
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,928,205
7,400,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	7,633,127
5,910,000(b)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	6,030,038
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,085,381
17Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
5,675,000(b)(g)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	$ 5,851,354
14,936,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	13,315,583
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	13,467,248
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	8,126,098
4,961,000	KeyBank N.A., 4.90%, 8/8/32	4,925,024
4,780,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	4,908,067
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,907,788
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,110,141
17,720,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	18,344,314
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,431,788
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,315,719
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,852,712
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,918,718
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,916,092
16,051,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,887,272
3,680,000(b)(g)	Nordea Bank Abp, 6.75% (5 Year CMT Index + 272 bps) (144A)	3,733,338
2,760,000	Norinchukin Bank, 4.674%, 9/9/30 (144A)	2,774,414
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,162,425
12,465,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	13,136,715
7,365,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	7,494,577
2,146,000(b)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,258,644
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,986,632
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,995,417
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,968,970
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,615,405
Victory Pioneer Bond Fund | 9/30/2518

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	$ 7,991,411
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	15,323,846
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,584,796
3,660,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	3,786,665
	Total Banks	$413,566,369

	Biotechnology — 0.1%
7,518,000	Royalty Pharma Plc, 5.20%, 9/25/35	$ 7,511,617
	Total Biotechnology	$7,511,617

	Building Materials — 0.1%
6,270,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 6,453,494
	Total Building Materials	$6,453,494

	Chemicals — 0.3%
8,115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 8,436,376
7,361,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	7,489,582
	Total Chemicals	$15,925,958

	Commercial Services — 0.8%
1,215,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 1,270,830
10,900,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	11,118,649
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,628,656
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	8,980,642
1,710,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	1,776,221
2,595,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,708,926
7,120,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	7,072,693
3,390,000	Verisk Analytics, Inc., 5.25%, 3/15/35	3,455,895
	Total Commercial Services	$39,012,512

	Cosmetics/Personal Care — 0.1%
5,160,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 5,312,329
	Total Cosmetics/Personal Care	$5,312,329

19Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 997,603
	Total Distribution/Wholesale	$997,603

	Diversified Financial Services — 2.4%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 24,676,262
4,095,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	4,223,554
2,060,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	2,113,118
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,216,599
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,246,209
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	8,161,141
3,455,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	3,584,062
13,690,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	14,050,842
3,254,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	3,418,247
930,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	974,780
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	6,216,461
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	6,139,445
4,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	4,678,049
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,959,107
3,140,000	OneMain Finance Corp., 6.125%, 5/15/30	3,179,831
8,670,000	Raymond James Financial, Inc., 4.90%, 9/11/35	8,574,966
2,285,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	2,345,141
2,315,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	2,389,344
3,260,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,215,188
	Total Diversified Financial Services	$125,362,346

	Electric — 2.3%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,234,050
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	6,152,102
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,541,004
Victory Pioneer Bond Fund | 9/30/2520

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
7,770,000(b)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	$ 7,742,774
3,080,000(b)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	3,084,331
13,000,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	12,810,428
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,569,750
2,870,000	Entergy Texas, Inc., 5.25%, 4/15/35	2,941,369
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,643,253
6,206,399	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	5,973,733
2,805,000	Kentucky Utilities Co., 5.85%, 8/15/55	2,882,079
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,491,857
11,895,000	Public Service Co. of Colorado, 5.15%, 9/15/35	12,047,222
2,800,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	2,885,017
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,522,974
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,428,946
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	2,030,281
2,645,000(b)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	2,714,425
10,820,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	11,056,568
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,892,004
1,450,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	1,486,687
	Total Electric	$118,130,854

	Energy-Alternate Sources — 0.0%†
243,238	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 232,030
	Total Energy-Alternate Sources	$232,030

	Engineering & Construction — 0.2%
8,230,000	AECOM, 6.00%, 8/1/33 (144A)	$ 8,414,270
	Total Engineering & Construction	$8,414,270

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,604,187
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,313,845
	Total Entertainment	$9,918,032

21Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Environmental Control — 0.1%
5,810,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 5,986,458
	Total Environmental Control	$5,986,458

	Food — 0.6%
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 3,287,829
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,479,791
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,760,711
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,317,104
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,422,335
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	676,902
	Total Food	$28,944,672

	Gas — 0.3%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,758,640
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	12,389,817
1,305,312	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,380,368
	Total Gas	$16,528,825

	Hand & Machine Tools — 0.1%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,759,949
	Total Hand & Machine Tools	$3,759,949

	Healthcare-Products — 0.5%
9,455,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 9,744,654
4,080,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	4,229,269
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	9,098,434
	Total Healthcare-Products	$23,072,357

	Healthcare-Services — 0.5%
5,770,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 5,728,018
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	3,333,430
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,289,247
6,265,000	HCA, Inc., 5.50%, 3/1/32	6,527,073
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,640,170
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,571,527
	Total Healthcare-Services	$23,089,465

Victory Pioneer Bond Fund | 9/30/2522

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Home Builders — 0.2%
7,900,000	Lennar Corp., 5.20%, 7/30/30	$ 8,136,652
	Total Home Builders	$8,136,652

	Insurance — 2.8%
4,000,000(b)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 4,104,088
3,600,000(b)(g)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	3,716,640
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	11,979,674
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,708,985
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,254,994
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,640,666
1,600,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,620,672
3,185,000(b)(g)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	3,310,686
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	9,736,354
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,498,096
6,000,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,228,001
3,299,000(b)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	3,453,891
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,479,385
17,390,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	18,093,669
5,670,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	5,793,237
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,675,150
1,930,000(b)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	2,078,102
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,338,389
20,040,000(b)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	20,402,844
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	727,266
	Total Insurance	$144,840,789

23Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Internet — 0.1%
4,430,000	Alphabet, Inc., 5.30%, 5/15/65	$ 4,407,994
1,320,000	Uber Technologies, Inc., 4.80%, 9/15/35	1,308,025
	Total Internet	$5,716,019

	Iron & Steel — 0.2%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,267,237
5,795,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	5,971,197
	Total Iron & Steel	$9,238,434

	Leisure Time — 0.1%
2,185,000(h)	Royal Caribbean Cruises, Ltd., 5.375%, 1/15/36	$ 2,197,743
5,160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,291,485
	Total Leisure Time	$7,489,228

	Lodging — 0.3%
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 10,407,083
4,480,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	4,550,130
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	739,482
	Total Lodging	$15,696,695

	Machinery-Construction & Mining — 0.1%
7,240,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 7,199,707
	Total Machinery-Construction & Mining	$7,199,707

	Machinery-Diversified — 0.2%
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 3,981,423
8,240,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	8,530,178
	Total Machinery-Diversified	$12,511,601

	Mining — 0.5%
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,903,904
5,810,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	6,232,968
2,210,000	First Quantum Minerals, Ltd., 7.25%, 2/15/34 (144A)	2,285,036
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,679,302
6,025,000	Novelis Corp., 6.375%, 8/15/33 (144A)	6,087,273
	Total Mining	$27,188,483

Victory Pioneer Bond Fund | 9/30/2524

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Miscellaneous Manufacturing — 0.2%
7,770,000	Textron, Inc., 5.50%, 5/15/35	$ 8,037,336
	Total Miscellaneous Manufacturing	$8,037,336

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 6,168,980
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	2,032,055
	Total Multi-National	$8,201,035

	Oil & Gas — 1.3%
17,700,000	APA Corp., 6.75%, 2/15/55	$ 17,842,408
10,320,000	Chevron USA, Inc., 4.85%, 10/15/35	10,443,508
6,570,000	ConocoPhillips Co., 5.65%, 1/15/65	6,444,496
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,209,650
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,566,699
3,420,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	3,342,321
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	11,371,075
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,619,224
	Total Oil & Gas	$65,839,381

	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,402,115
	Total Oil & Gas Services	$2,402,115

	Pharmaceuticals — 0.4%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,214,535
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,944,728
2,905,000	Eli Lilly & Co., 5.55%, 10/15/55	2,988,540
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,734,451
6,705,000	Zoetis, Inc., 5.00%, 8/17/35	6,771,921
	Total Pharmaceuticals	$21,654,175

	Pipelines — 1.6%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 12,508,520
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,127,729
3,440,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,546,607
7,555,000	Enbridge, Inc., 5.55%, 6/20/35	7,791,195
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	4,029,626
25Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	$ 4,020,362
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	6,050,252
1,595,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,625,911
7,820,000	MPLX LP, 5.50%, 6/1/34	7,969,292
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,702,214
2,555,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	2,713,060
4,385,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	4,581,382
2,441,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	2,562,978
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,586,916
3,355,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	3,531,666
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,616,678
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,340,032
	Total Pipelines	$83,304,420

	REITS — 1.0%
2,140,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 2,165,910
1,970,000(h)	COPT Defense Properties LP, 4.50%, 10/15/30	1,957,009
2,900,000	ERP Operating LP, 4.95%, 6/15/32	2,972,448
4,255,000	Extra Space Storage LP, 4.95%, 1/15/33	4,280,095
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,685,944
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,657,574
406,000	Highwoods Realty LP, 3.05%, 2/15/30	376,012
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,510,816
4,200,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	4,220,380
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,827,220
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,458,923
2,145,000(h)	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	2,143,666
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,882,208
4,600,000	Ventas Realty LP, 5.10%, 7/15/32	4,707,334
	Total REITS	$50,845,539

	Retail — 0.7%
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	$ 1,462,542
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,872,209
Victory Pioneer Bond Fund | 9/30/2526

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	$ 3,795,725
1,765,000	AutoNation, Inc., 5.89%, 3/15/35	1,823,945
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,792,631
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,869,253
	Total Retail	$35,616,305

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,737,988
	Total Savings & Loans	$11,737,988

	Semiconductors — 0.9%
905,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 914,216
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	846,132
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	12,052,251
5,520,000	Broadcom, Inc., 4.60%, 7/15/30	5,603,455
7,021,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	7,403,703
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	2,004,064
9,385,000	Micron Technology, Inc., 5.80%, 1/15/35	9,873,374
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,761,983
	Total Semiconductors	$46,459,178

	Software — 0.3%
2,655,000	Autodesk, Inc., 5.30%, 6/15/35	$ 2,728,440
8,530,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	8,742,218
2,760,000	MSCI, Inc., 5.25%, 9/1/35	2,782,850
	Total Software	$14,253,508

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,904,333
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,551,810
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,404,384
	Total Trucking & Leasing	$12,860,527

	Total Corporate Bonds (Cost $1,742,739,594)	$1,742,510,628

27Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 3.2% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.004%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 499,250
500,000(a)	Acorn Re, 7.004%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	509,550
750,000(a)	Ursa Re, 9.432%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	754,200
		$1,763,000

	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 18.264%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 1,591,800
	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 5.904%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,252,025
6,000,000(a)	Vitality Re XIV, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	6,145,800
750,000(a)	Vitality Re XIV, 8.404%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	770,625
		$9,168,450

	Multiperil – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 7.432%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 1,025,500
	Multiperil – U.S. — 0.8%
1,250,000(a)	Aquila Re, 9.39%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 1,296,000
250,000(a)	Bonanza Re, 7.72%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	250,575
1,250,000(a)	Bonanza Re, 9.47%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,279,375
1,000,000(a)	Commonwealth Re, 7.654%, (T-BILL + 375 bps), 7/10/28 (144A)	1,025,400
250,000(a)	Four Lakes Re, 9.404%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	253,350
750,000(a)	Four Lakes Re, 9.704%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	766,725
3,000,000(a)	Four Lakes Re, 10.714%, (3 Month U.S. Treasury Bill + 681 bps), 1/7/26 (144A)	3,032,400
250,000(a)	Four Lakes Re, 12.154%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	253,775
Victory Pioneer Bond Fund | 9/30/2528

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Fuchsia 2024-1 , 9.072%, (3 Month U.S. Treasury Bill + 514 bps), 4/6/28 (144A)	$ 1,027,700
500,000(a)	Herbie Re, 11.157%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	518,050
3,500,000(a)	High Point Re, 9.64%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	3,592,050
1,000,000(a)	Merna Re Companywide, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	1,055,200
500,000(a)	Merna Re Enterprise, 11.657%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	518,600
1,000,000(a)	Merna Re II, 11.374%, (3 Month U.S. Treasury Bill + 747 bps), 7/7/27 (144A)	1,059,000
2,000,000(a)	Merna Re II, 12.394%, (3 Month U.S. Treasury Bill + 849 bps), 7/7/27 (144A)	2,087,600
1,500,000(a)	Mystic Re, 15.904%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,596,450
3,400,000(a)	Mystic Re IV, 12.834%, (3 Month U.S. Treasury Bill + 893 bps), 1/8/26 (144A)	3,471,060
1,250,000(a)	Residential Re, 9.284%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	1,294,875
1,000,000(a)	Residential Re, 9.872%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	1,052,800
1,250,000(a)	Residential Re, 10.844%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	1,303,125
1,750,000(a)	Residential Re, 11.497%, (3 Month U.S. Treasury Bill + 759 bps), 12/6/26 (144A)	1,829,100
2,500,000(a)	Residential Re, 12.632%, (1 Month U.S. Treasury Bill + 870 bps), 12/6/27 (144A)	2,664,000
750,000(a)	Sanders Re, 7.932%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	770,250
3,000,000(a)	Sanders Re, 8.01%, (JMMMUSTF + 399 bps), 4/7/29 (144A)	3,017,700
750,000(a)	Sanders Re, 8.182%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	784,350
750,000(a)	Sanders Re, 8.404%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	767,850
750,000(a)	Sanders Re, 8.654%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	780,300
3,000,000(a)	Sanders Re, 9.38%, (JMMMUSTF + 536 bps), 4/7/29 (144A)	3,081,300
29Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Sanders Re, 9.464%, (3 Month U.S. Treasury Bill + 556 bps), 4/7/28 (144A)	$ 1,050,100
1,000,000(a)	Sanders Re III, 9.922%, (3 Month U.S. Treasury Bill + 599 bps), 4/7/27 (144A)	1,044,400
		$42,523,460

	Multiperil – U.S. & Canada — 0.2%
750,000(a)	Atlas Re, 16.435%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 836,175
250,000(a)	Easton Re, 11.404%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	257,350
750,000(a)	Galileo Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	760,500
1,250,000(a)	Galileo Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,313,750
500,000(a)	Kilimanjaro II Re, 7.904%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/30 (144A)	517,100
750,000(a)	Kilimanjaro II Re, 7.932%, (3 Month U.S. Treasury Bill + 400 bps), 7/9/29 (144A)	772,500
500,000(a)	Kilimanjaro II Re, 10.407%, (3 Month U.S. Treasury Bill + 650 bps), 7/9/29 (144A)	520,450
750,000(a)	Kilimanjaro II Re, 10.407%, (3 Month U.S. Treasury Bill + 650 bps), 7/8/30 (144A)	783,750
250,000(a)	Matterhorn Re, 9.938%, (SOFR + 575 bps), 12/8/25 (144A)	250,975
1,000,000(a)	Mona Lisa Re, 16.407%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,024,000
		$7,036,550

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 11.164%, (3 Month U.S. Treasury Bill + 726 bps), 6/8/26 (144A)	$ 883,745
1,000,000(a)	Locke Tavern Re, 8.869%, (3 Month U.S. Treasury Bill + 496 bps), 4/9/26 (144A)	1,020,600
3,500,000(a)	Long Point Re IV, 8.157%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,552,500
732,956(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	652,844
		$6,109,689

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 11.776%, (SOFR + 757 bps), 6/5/26 (144A)	$ 2,072,400
Victory Pioneer Bond Fund | 9/30/2530

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(a)	Cat Re 2001, 16.944%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	$ 790,500
1,000,000(a)	Kendall Re, 10.154%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,052,900
250,000(a)	Silk Road Re, 9.904%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	251,875
		$4,167,675

	Windstorm – Florida — 0.1%
529,586(a)	Integrity Re, 4.404%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 238,314
750,000(a)	Integrity Re, 11.904%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	782,325
750,000(a)	Integrity Re, 13.654%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	788,550
250,000(a)	Marlon Re, 11.213%, (3 Month U.S. Treasury Bill + 731 bps), 6/7/27 (144A)	267,800
1,000,000(a)	Merna Re II, 12.654%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,062,200
750,000(a)	Palm Re, 11.682%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	792,825
		$3,932,014

	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.829%, (1 Month U.S. Treasury Bill + 493 bps), 7/8/27 (144A)	$ 1,032,100
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.371%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,950
250,000(a)	International Bank for Reconstruction & Development, 17.871%, (SOFR + 1,372 bps), 4/24/28 (144A)	271,825
		$534,775

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 9.157%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,035,200
1,750,000(a)	Blue Ridge Re, 11.98%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,852,725
2,250,000(a)	Cape Lookout Re, 10.802%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	2,362,050
		$5,249,975

31Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.442%, (1 Month U.S. Treasury Bill + 654 bps), 6/7/27 (144A)	$ 528,900
250,000(a)	Alamo Re, 12.338%, (1 Month U.S. Treasury Bill + 843 bps), 6/7/27 (144A)	268,275
1,250,000(a)	Alamo Re, 12.984%, (1 Month U.S. Treasury Bill + 908 bps), 6/7/26 (144A)	1,315,625
		$2,112,800

	Windstorm – U.S. — 0.1%
300,000(a)	Bonanza Re, 11.934%, (3 Month U.S. Treasury Bill + 803 bps), 1/8/26 (144A)	$ 304,350
1,100,000(a)	Cape Lookout Re, 11.104%, (1 Month U.S. Treasury Bill + 720 bps), 4/28/26 (144A)	1,138,940
700,000(a)	Gateway Re, 17.844%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	733,250
250,000(a)	Gateway Re II, 13.474%, (3 Month U.S. Treasury Bill + 957 bps), 4/27/26 (144A)	261,325
3,000,000(a)	Queen Street Re, 11.404%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,030,000
		$5,467,865

	Windstorm – U.S. Multistate — 0.0%†
750,000(a)	Chartwell Re, 9.904%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	$ 786,675
500,000(a)	Chartwell Re, 10.904%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	517,700
250,000(a)	Gateway Re, 9.804%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	259,900
		$1,564,275

	Winterstorm – Florida — 0.0%†
1,000,000(a)	Lightning Re, 14.904%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 1,044,800
	Total Event Linked Bonds	$94,324,728

Face Amount USD ($)
Collateralized Reinsurance — 0.4%
Earthquakes – California — 0.0%†
1,250,000(i)(j)+	Adare Re 2025, 9/30/30	$ 1,300,625
Multiperil – Massachusetts — 0.0%†
500,000(i)(j)+	Portsalon Re 2022, 5/31/28	$ 449,300
Victory Pioneer Bond Fund | 9/30/2532

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — 0.2%
1,750,000(i)(j)+	Ballybunion Re 2022, 12/31/27	$ —
10,544,293(i)(j)+	PI0047 2024-1, 12/31/29	11,430,124
		$11,430,124

	Multiperil – Worldwide — 0.2%
1,250,000(i)(j)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 1,151,750
250,000(i)(j)+	Epsom Re 2025, 12/31/30	247,209
6,000,000(i)(j)+	Gamboge Re, 3/31/30	2,791,200
750,000(i)(j)+	Merion Re 2025-1, 12/31/30	746,416
250,000(i)(j)+	Old Head Re 2025, 12/31/30	242,950
1,250,000(i)(j)+	Phoenix 3 Re, 1/4/39	1,426,625
1,000,000(i)(j)+	Pine Valley Re 2025, 12/31/29	995,110
2,500,000(i)(j)+	Walton Health Re 2022, 12/15/27	253,250
		$7,854,510

	Total Collateralized Reinsurance	$21,034,559

	Reinsurance Sidecars — 0.9%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(k)+	Harambee Re 2018, 12/31/25	$ 6,800
5,000,000(i)(k)+	Harambee Re 2019, 12/31/25	—
4,000,000(i)(k)+	Harambee Re 2020, 12/31/25	—
		$6,800

	Multiperil – Worldwide — 0.9%
225,450(i)(k)+	Alturas Re 2020-3, 9/30/26	$ —
213,682(i)(k)+	Alturas Re 2021-3, 7/31/26	5,983
3,497,182(i)(k)+	Alturas Re 2022-2, 12/31/27	242,705
2,000,000(i)(j)+	Banbury-PI0050 Re 2024, 3/31/30	2,096,508
5,000,000(i)(j)+	Bantry Re 2025, 12/31/30	5,115,038
4,500,000(i)(j)+	Bantry Re 2025, 6/30/31	4,855,983
3,000,000(i)(j)+	Berwick Re 2020-1, 12/31/25	—
2,500,000(i)(j)+	Berwick Re 2025, 12/31/30	2,550,000
1,000,000(i)(j)+	Clearwater Re 2025, 12/31/30	1,070,000
1,040,000(i)(j)+	Eden Re II, 3/20/26 (144A)	56,795
36,000(j)+	Eden Re II, 3/19/27 (144A)	126,162
35,000(j)+	Eden Re II, 3/17/28 (144A)	248,636
3,400,000(i)(j)+	Eden Re II, 3/19/30 (144A)	3,629,500
1,250,000(i)(j)+	Gleneagles Re 2022, 12/31/27	147,500
5,000,000(i)(j)+	Gullane Re 2025, 12/31/30	4,700,000
6,551,154(i)(j)+	Merion Re 2022-2, 12/31/27	4,959,224
2,500,000(i)(j)+	Pangaea Re 2025-1, 12/31/30	2,350,000
3,000,000(i)(j)+	Pangaea Re 2025-3 , 7/1/31	3,294,818
33Victory Pioneer Bond Fund | 9/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
6,451(i)(j)+	Sector Re V, 12/1/28 (144A)	$ 177,032
5,936(i)(j)+	Sector Re V, 12/1/28 (144A)	162,899
6,000,000(i)(j)+	Sector Re V, 12/1/29 (144A)	7,471,200
6,000,000(i)(k)+	Thopas Re 2020, 12/31/25	27,000
7,000,000(i)(k)+	Thopas Re 2021, 12/31/25	33,600
4,000,000(i)(k)+	Thopas Re 2022, 12/31/27	—
4,256,392(i)(k)+	Thopas Re 2023, 12/31/28	—
4,256,392(i)(k)+	Thopas Re 2024, 12/31/29	20,856
4,000,000(i)(k)+	Thopas Re 2025, 12/31/30	4,318,800
1,000,000(i)(k)+	Viribus Re 2018, 12/31/25	—
3,650,000(i)(k)+	Viribus Re 2019, 12/31/25	—
2,000,000(i)(k)+	Viribus Re 2023, 12/31/28	45,400
333,333(i)(k)+	Viribus Re 2024, 12/31/29	34,233
		$47,739,872

	Total Reinsurance Sidecars	$47,746,672

	Total Insurance-Linked Securities (Cost $151,719,654)	$163,105,959

Principal Amount USD ($)
	Foreign Government Bonds — 0.7% of Net Assets
	Kuwait — 0.2%
12,015,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 12,015,000
	Total Kuwait	$12,015,000

	Mexico — 0.1%
7,095,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 7,651,957
	Total Mexico	$7,651,957

	Peru — 0.3%
12,945,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 13,187,719
	Total Peru	$13,187,719

Victory Pioneer Bond Fund | 9/30/2534

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Supranational — 0.1%
3,115,000(g)	African Development Bank, 5.875%,	$ 3,115,000
	Total Supranational	$3,115,000

	Total Foreign Government Bonds (Cost $35,094,989)	$35,969,676

	U.S. Government and Agency Obligations — 44.9% of Net Assets
36,317,976	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 30,592,864
265,210	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	230,535
359,925	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	294,336
845,396	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	692,254
273,769	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	225,048
4,015,208	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,292,582
1,621,663	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,389,101
1,772,293	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,529,504
27,440,809	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	23,435,050
3,026,123	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	2,552,858
4,249,337	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,646,277
284,019	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	279,386
409,538	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	377,468
1,963,284	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	1,808,921
2,318,205	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,102,048
34,568	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	31,078
982,144	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	881,201
799,329	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	721,046
524,044	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	467,496
37,462,989	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	32,966,580
725,326	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	642,694
2,594,596	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,326,582
3,862,442	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,462,532
78,134	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	73,680
1,797,049	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,687,216
8,996,431	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	8,453,515
2,663,019	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,489,359
41,160	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	37,909
2,584,873	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,379,841
251,525	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	231,089
35Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,543,504	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 2,353,891
933,492	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	908,280
12,005	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,670
2,463,015	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,395,468
362,328	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	347,767
314,119	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	299,723
193,932	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	183,710
175,574	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	165,825
132,131	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	125,658
30,450	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	30,711
3,666	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	3,758
139,740	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	143,274
1,346,058	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,349,476
1,025,896	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,019,144
444,344	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	443,785
35,753	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	35,583
467,830	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	467,377
225,221	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	225,637
89,984	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	89,712
7,710,514	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	7,687,183
374,133	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	376,426
331,754	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	335,143
395,017	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	396,877
397,815	Federal Home Loan Mortgage Corp., 5.000%, 3/1/55	397,134
1,256	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	1,268
39,301	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	40,815
27,153	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	28,152
252,563	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	262,806
2,433,590	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,496,136
406,880	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	414,546
1,244,574	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,266,512
136,375	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	139,112
Victory Pioneer Bond Fund | 9/30/2536

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
416,834	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	$ 424,517
165,964	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	168,214
1,575,227	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,602,423
1,289,978	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,315,257
284,976	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	290,224
285,139	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	290,832
66,565,067	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	67,282,489
350,857	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	356,698
988,954	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,008,170
356,072	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	365,377
534,692	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	542,191
389,607	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	394,878
1,344,091	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,365,224
4,579,876	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,658,432
287,853	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	294,269
1,040,520	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	1,064,275
860,262	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	873,987
194,866	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	197,839
1,141,733	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	1,159,156
423,273	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	431,039
102,593	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	104,095
527,406	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	535,699
24,659	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	25,213
7,178	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	7,338
7,196	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	7,413
1,047	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,070
25,592	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	26,496
4,404	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	4,502
22,889	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	23,761
12,528	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	12,806
1,849	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	1,921
37Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
25,198	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	$ 26,103
5,553	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	5,712
22,232	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	23,233
6,087	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	6,324
88,908	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	92,408
13,550	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	13,851
9,960	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	10,225
30,658	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	31,904
32,479	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	33,201
19,683	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	20,372
2,158	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,276
5,980	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	6,242
15,733	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	16,599
19,379	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	20,169
719,811	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	746,411
462,588	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	475,747
435,778	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	453,603
317,533	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	328,570
235,699	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	245,720
161,345	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	166,095
115,085	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	117,965
290,788	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	300,065
1,237,081	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,278,709
295,308	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	304,255
1,167,137	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,208,686
418,712	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	428,890
514,267	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	531,816
157,442	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	163,402
104,151	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	107,040
684,469	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	708,377
1,680,210	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,738,900
97,354	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,433
147,531	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	152,847
389,211	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	401,003
98,431	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,113
98,402	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,631
Victory Pioneer Bond Fund | 9/30/2538

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
79,115	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	$ 80,921
599,480	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	616,165
159,965	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	165,468
334,706	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	344,539
998,824	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,027,673
452,614	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	470,378
493,713	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	511,872
21,022,666	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	21,510,502
6,210,261	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,378,318
5,868,239	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,031,569
1,525,173	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	1,585,271
148,358	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	152,727
368,906	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	382,041
376,830	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	392,202
366,210	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	380,561
327,418	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	342,084
337,448	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	351,234
291,326	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	301,349
185,057	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	191,424
93,182	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	96,500
1,940,337	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	2,001,645
396,963	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	407,314
92,815	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	96,232
99,187	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	102,600
197,784	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	203,315
605,313	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	626,019
495,338	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	510,989
348,462	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	362,310
1,103,401	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	1,138,267
383,455	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	399,925
39Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
545,518	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	$ 564,942
947,790	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	980,211
496,503	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	513,585
197,605	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	206,455
100,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	103,135
300,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	312,192
200,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	208,347
99	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	103
94	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	99
1,149	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,197
2,652	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,764
130	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	134
2,169	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,262
18	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	18
9,477	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	9,813
255,208	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	264,278
862,456	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	905,938
5,960,892	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	6,298,280
269,122	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	282,802
254,478	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	266,337
513,773	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	535,383
2,272,052	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,387,556
166,823	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	173,554
481,672	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	500,795
768,997	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	805,264
479,575	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	506,836
155,997	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	162,824
191,720	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	200,348
895,398	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	939,277
94,675	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	98,699
262,105	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	273,910
181,173	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	187,932
14,689	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	15,439
64,890	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	68,466
255,467	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	269,438
117,824	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	122,414
Victory Pioneer Bond Fund | 9/30/2540

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
58,857	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	$ 60,958
195,861	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,097
81,270	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,366
281,958	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	292,462
97,426	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,894
311,752	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	330,538
81,035	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,116
155,828	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	162,152
94,712	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	99,246
178,146	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	188,084
223,568	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	235,889
98,594	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,317
332,993	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	349,468
202,686	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	213,238
50,730	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	52,523
82,821	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	87,572
84,791	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	89,061
168,323	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	175,602
165,607	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	173,016
97,104	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,784
73,553	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	76,649
330,208	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	345,720
278,818	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	292,368
85,269	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	89,723
420,708	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	439,812
468,086	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	489,299
528,841	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	551,569
790,424	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	821,176
308,287	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	323,056
382,508	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	397,255
362,429	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	380,082
179,634	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	188,469
181,296	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	190,076
191,817	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	201,615
1,601,178	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,664,851
1,770,369	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,842,767
2,588,111	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,688,246
1,151,272	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,196,755
498,287	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	520,337
462,653	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	484,516
685,906	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	715,124
41Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
918,870	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	$ 963,655
1,043,330	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,084,278
521,187	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	545,046
661,729	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	687,674
1,806,319	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,881,371
277,797	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	291,106
477,372	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	495,833
296,901	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	312,524
2,138,833	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,215,550
506,041	Federal Home Loan Mortgage Corp., 6.500%, 11/1/54	534,270
496,515	Federal Home Loan Mortgage Corp., 6.500%, 12/1/54	517,210
99,228	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,251
90,087	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	95,495
163,423	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	172,613
99,373	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,367
192,996	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	202,116
99,136	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	103,728
1,095,822	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	1,154,076
395,750	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	412,644
185,238	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	195,086
99,083	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,411
129,808	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	136,583
126,989	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	132,802
90,894	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	96,005
94,895	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	99,501
98,220	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	102,770
99,429	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,778
99,279	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,823
851,309	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	882,039
298,557	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	313,970
425,421	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	446,495
602,305	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	634,326
99,073	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	104,066
440,506	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	455,797
691,563	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	727,373
552,244	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	571,431
3,151,676	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	3,293,021
306,687	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	320,939
269,278	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	281,053
Victory Pioneer Bond Fund | 9/30/2542

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
479,727	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	$ 497,401
300,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	313,455
624	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	652
62,160	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	66,252
55,200	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	57,997
190,316	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	199,893
434,522	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	457,633
481,819	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	506,416
249,044	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	261,741
87,830	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	92,233
376,589	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	399,275
437,416	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	463,351
531,470	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	558,398
325,784	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	341,067
443,177	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	465,802
271,038	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	284,375
643,657	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	677,399
414,553	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	435,590
588,515	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	620,279
251,493	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	264,949
2,724,162	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	2,861,646
377,859	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	395,840
341,772	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	362,497
1,290,190	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,357,148
945,480	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	994,591
4,699,532	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	4,914,668
204,160	Federal Home Loan Mortgage Corp., 7.000%, 12/1/54	214,646
377,053	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	396,174
85,219	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	90,122
98,485	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	103,612
197,414	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	207,886
97,854	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	103,081
170,743	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	180,277
99,370	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,409
186,011	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	195,251
43Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
197,220	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	$ 208,652
96,255	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	101,514
99,497	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,251
134,561	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	142,783
162,787	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	171,651
91,281	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	96,953
92,875	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	98,845
89,536	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	95,155
86,188	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	91,437
92,863	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	98,416
1,905,707	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	2,000,240
99,128	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,618
96,871	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	101,783
99,244	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,526
91,943	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	96,797
1,360,989	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,428,836
1,550,815	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,645,289
99,779	Federal Home Loan Mortgage Corp., 7.000%, 7/1/55	105,407
100,000	Federal Home Loan Mortgage Corp., 7.000%, 9/1/55	104,924
6,000,000	Federal National Mortgage Association, 1.500%, 10/15/40 (TBA)	5,366,836
31,946,972	Federal National Mortgage Association, 1.500%, 3/1/42	26,772,638
7,000,000	Federal National Mortgage Association, 2.000%, 10/15/40 (TBA)	6,431,934
16,677,582	Federal National Mortgage Association, 2.000%, 12/1/41	14,424,402
3,560,478	Federal National Mortgage Association, 2.000%, 2/1/42	3,077,204
868,312	Federal National Mortgage Association, 2.000%, 2/1/42	750,998
273,967	Federal National Mortgage Association, 2.000%, 2/1/42	236,608
747,587	Federal National Mortgage Association, 2.000%, 11/1/50	613,535
469,347	Federal National Mortgage Association, 2.000%, 1/1/51	388,450
8,822,602	Federal National Mortgage Association, 2.000%, 11/1/51	7,264,811
350,047	Federal National Mortgage Association, 2.000%, 3/1/52	286,873
Victory Pioneer Bond Fund | 9/30/2544

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,695,246	Federal National Mortgage Association, 2.000%, 3/1/52	$ 3,851,495
216,071	Federal National Mortgage Association, 2.500%, 7/1/30	209,667
176,339	Federal National Mortgage Association, 2.500%, 7/1/30	171,113
311,291	Federal National Mortgage Association, 2.500%, 7/1/30	302,064
5,000,000	Federal National Mortgage Association, 2.500%, 10/15/40 (TBA)	4,701,677
2,317,478	Federal National Mortgage Association, 2.500%, 4/1/42	2,080,410
89,063	Federal National Mortgage Association, 2.500%, 12/1/42	80,271
76,857	Federal National Mortgage Association, 2.500%, 12/1/42	69,048
76,994	Federal National Mortgage Association, 2.500%, 1/1/43	69,171
846,500	Federal National Mortgage Association, 2.500%, 2/1/43	760,490
32,076	Federal National Mortgage Association, 2.500%, 2/1/43	28,627
31,555	Federal National Mortgage Association, 2.500%, 2/1/43	28,647
99,812	Federal National Mortgage Association, 2.500%, 3/1/43	89,671
55,821	Federal National Mortgage Association, 2.500%, 4/1/43	50,157
81,215	Federal National Mortgage Association, 2.500%, 8/1/43	72,141
41,461	Federal National Mortgage Association, 2.500%, 12/1/43	37,311
89,889	Federal National Mortgage Association, 2.500%, 3/1/44	80,358
505,717	Federal National Mortgage Association, 2.500%, 4/1/45	442,356
505,672	Federal National Mortgage Association, 2.500%, 4/1/45	439,809
197,651	Federal National Mortgage Association, 2.500%, 4/1/45	171,575
91,081	Federal National Mortgage Association, 2.500%, 4/1/45	79,443
45Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
163,800	Federal National Mortgage Association, 2.500%, 4/1/45	$ 142,734
140,131	Federal National Mortgage Association, 2.500%, 4/1/45	124,081
51,182	Federal National Mortgage Association, 2.500%, 4/1/45	44,897
92,194	Federal National Mortgage Association, 2.500%, 4/1/45	80,031
18,288	Federal National Mortgage Association, 2.500%, 5/1/45	16,080
39,432	Federal National Mortgage Association, 2.500%, 7/1/45	34,525
39,187	Federal National Mortgage Association, 2.500%, 8/1/45	34,115
36,508	Federal National Mortgage Association, 2.500%, 1/1/46	31,613
1,626,171	Federal National Mortgage Association, 2.500%, 5/1/46	1,395,203
1,679,086	Federal National Mortgage Association, 2.500%, 6/1/46	1,452,585
5,185,278	Federal National Mortgage Association, 2.500%, 3/1/47	4,480,634
10,304,565	Federal National Mortgage Association, 2.500%, 8/1/50	8,895,299
431,972	Federal National Mortgage Association, 2.500%, 9/1/50	372,940
258,288	Federal National Mortgage Association, 2.500%, 10/1/50	224,109
29,766,714	Federal National Mortgage Association, 2.500%, 5/1/51	25,679,910
12,802,489	Federal National Mortgage Association, 2.500%, 5/1/51	11,044,805
554,907	Federal National Mortgage Association, 2.500%, 9/1/51	475,558
41,129,659	Federal National Mortgage Association, 2.500%, 11/1/51	35,402,094
5,602,920	Federal National Mortgage Association, 2.500%, 12/1/51	4,804,729
1,279,767	Federal National Mortgage Association, 2.500%, 1/1/52	1,101,574
27,232,906	Federal National Mortgage Association, 2.500%, 1/1/52	23,304,781
Victory Pioneer Bond Fund | 9/30/2546

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,475,056	Federal National Mortgage Association, 2.500%, 2/1/52	$ 1,267,301
1,994,709	Federal National Mortgage Association, 2.500%, 2/1/52	1,691,270
2,791,984	Federal National Mortgage Association, 2.500%, 3/1/52	2,355,567
3,298,516	Federal National Mortgage Association, 2.500%, 4/1/52	2,833,325
3,403,026	Federal National Mortgage Association, 2.500%, 4/1/52	2,880,035
2,936,116	Federal National Mortgage Association, 2.500%, 4/1/52	2,526,714
620,089	Federal National Mortgage Association, 3.000%, 10/1/30	607,176
214,947	Federal National Mortgage Association, 3.000%, 4/1/31	210,000
125,742	Federal National Mortgage Association, 3.000%, 6/1/40	117,243
244,544	Federal National Mortgage Association, 3.000%, 8/1/45	223,538
1,273,324	Federal National Mortgage Association, 3.000%, 2/1/47	1,171,505
1,478,267	Federal National Mortgage Association, 3.000%, 4/1/47	1,345,979
984,941	Federal National Mortgage Association, 3.000%, 12/1/47	897,776
27,152,138	Federal National Mortgage Association, 3.000%, 2/1/51	24,441,807
844,796	Federal National Mortgage Association, 3.000%, 4/1/51	758,508
5,761,053	Federal National Mortgage Association, 3.000%, 11/1/51	5,150,942
12,094,374	Federal National Mortgage Association, 3.000%, 1/1/52	10,816,636
16,665,016	Federal National Mortgage Association, 3.000%, 3/1/52	14,947,665
6,666,386	Federal National Mortgage Association, 3.000%, 3/1/52	5,867,478
5,600,000	Federal National Mortgage Association, 3.000%, 11/15/55 (TBA)	4,918,583
4,618,773	Federal National Mortgage Association, 3.000%, 2/1/57	3,955,958
47Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
387,502	Federal National Mortgage Association, 3.500%, 6/1/28	$ 383,586
176,605	Federal National Mortgage Association, 3.500%, 10/1/41	168,042
1,020,874	Federal National Mortgage Association, 3.500%, 11/1/41	973,787
91,126	Federal National Mortgage Association, 3.500%, 10/1/42	87,237
123,056	Federal National Mortgage Association, 3.500%, 12/1/42	117,115
146,324	Federal National Mortgage Association, 3.500%, 12/1/42	138,565
1,047,190	Federal National Mortgage Association, 3.500%, 9/1/45	984,471
129,462	Federal National Mortgage Association, 3.500%, 10/1/45	122,135
29,938	Federal National Mortgage Association, 3.500%, 2/1/47	27,960
37,147	Federal National Mortgage Association, 3.500%, 7/1/47	35,245
37,918	Federal National Mortgage Association, 3.500%, 10/1/47	35,036
179,995	Federal National Mortgage Association, 3.500%, 12/1/47	169,549
2,958,842	Federal National Mortgage Association, 3.500%, 1/1/48	2,774,926
27,269	Federal National Mortgage Association, 3.500%, 2/1/49	25,321
810,521	Federal National Mortgage Association, 3.500%, 5/1/49	766,456
574,349	Federal National Mortgage Association, 3.500%, 5/1/49	540,920
13,231	Federal National Mortgage Association, 3.500%, 7/1/49	12,332
349,319	Federal National Mortgage Association, 3.500%, 3/1/52	324,055
935,622	Federal National Mortgage Association, 3.500%, 3/1/52	862,087
578,778	Federal National Mortgage Association, 3.500%, 4/1/52	531,974
2,798,376	Federal National Mortgage Association, 3.500%, 4/1/52	2,574,123
Victory Pioneer Bond Fund | 9/30/2548

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,582,811	Federal National Mortgage Association, 3.500%, 4/1/52	$ 1,464,713
4,349,913	Federal National Mortgage Association, 3.500%, 5/1/52	4,005,005
387,578	Federal National Mortgage Association, 3.500%, 6/1/52	357,553
508,850	Federal National Mortgage Association, 3.500%, 6/1/52	465,757
4,759,730	Federal National Mortgage Association, 3.500%, 6/1/52	4,357,393
90,000,000	Federal National Mortgage Association, 3.500%, 10/1/55 (TBA)	82,216,907
267,087	Federal National Mortgage Association, 3.500%, 8/1/58	242,150
48,232	Federal National Mortgage Association, 4.000%, 11/1/34	47,689
460,200	Federal National Mortgage Association, 4.000%, 4/1/39	452,833
1,875,660	Federal National Mortgage Association, 4.000%, 10/1/40	1,830,053
317,890	Federal National Mortgage Association, 4.000%, 12/1/40	310,357
69,054	Federal National Mortgage Association, 4.000%, 7/1/42	67,146
1,922,267	Federal National Mortgage Association, 4.000%, 4/1/44	1,869,553
32,232	Federal National Mortgage Association, 4.000%, 6/1/45	31,378
180,600	Federal National Mortgage Association, 4.000%, 7/1/45	173,934
32,446	Federal National Mortgage Association, 4.000%, 5/1/51	30,743
5,948,914	Federal National Mortgage Association, 4.000%, 7/1/51	5,663,102
148,618	Federal National Mortgage Association, 4.000%, 8/1/51	140,497
1,903,507	Federal National Mortgage Association, 4.000%, 9/1/51	1,815,563
147,157	Federal National Mortgage Association, 4.000%, 6/1/52	139,080
6,966,709	Federal National Mortgage Association, 4.000%, 10/1/52	6,576,441
49Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,000,000	Federal National Mortgage Association, 4.000%, 10/1/55 (TBA)	$ 19,789,612
29,492	Federal National Mortgage Association, 4.500%, 10/1/35	29,708
81,615	Federal National Mortgage Association, 4.500%, 8/1/40	82,289
79,058	Federal National Mortgage Association, 4.500%, 2/1/41	79,249
3,464,223	Federal National Mortgage Association, 4.500%, 9/1/43	3,481,110
2,270,167	Federal National Mortgage Association, 4.500%, 1/1/44	2,279,154
138,751	Federal National Mortgage Association, 4.500%, 1/1/47	137,715
48,009	Federal National Mortgage Association, 4.500%, 2/1/47	47,749
45,000,000	Federal National Mortgage Association, 4.500%, 10/1/55 (TBA)	43,643,603
7,000,000	Federal National Mortgage Association, 4.500%, 11/15/55 (TBA)	6,786,544
20,493	Federal National Mortgage Association, 5.000%, 7/1/34	20,526
35,332	Federal National Mortgage Association, 5.000%, 10/1/34	35,690
135,024	Federal National Mortgage Association, 5.000%, 2/1/39	138,099
38,000,000	Federal National Mortgage Association, 5.000%, 10/15/40 (TBA)	38,391,390
3,330,356	Federal National Mortgage Association, 5.000%, 12/1/44	3,410,644
408,904	Federal National Mortgage Association, 5.000%, 9/1/49	415,875
4,546,954	Federal National Mortgage Association, 5.000%, 8/1/52	4,557,360
3,264,391	Federal National Mortgage Association, 5.000%, 11/1/52	3,270,408
375,837	Federal National Mortgage Association, 5.000%, 2/1/53	376,697
528,638	Federal National Mortgage Association, 5.000%, 2/1/53	527,556
770,311	Federal National Mortgage Association, 5.000%, 2/1/53	768,933
Victory Pioneer Bond Fund | 9/30/2550

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,297,548	Federal National Mortgage Association, 5.000%, 4/1/53	$ 1,299,940
250,830	Federal National Mortgage Association, 5.000%, 4/1/53	251,294
543,390	Federal National Mortgage Association, 5.000%, 4/1/53	542,418
494,547	Federal National Mortgage Association, 5.000%, 12/1/54	493,425
297,037	Federal National Mortgage Association, 5.000%, 12/1/54	295,950
297,249	Federal National Mortgage Association, 5.000%, 12/1/54	295,659
426,193	Federal National Mortgage Association, 5.000%, 3/1/55	425,579
199,549	Federal National Mortgage Association, 5.000%, 7/1/55	199,205
45,000,000	Federal National Mortgage Association, 5.000%, 10/1/55 (TBA)	44,624,572
3,344	Federal National Mortgage Association, 5.500%, 6/1/33	3,413
15,100	Federal National Mortgage Association, 5.500%, 7/1/33	15,270
106,489	Federal National Mortgage Association, 5.500%, 7/1/34	109,334
4,365	Federal National Mortgage Association, 5.500%, 10/1/35	4,520
29,419	Federal National Mortgage Association, 5.500%, 3/1/36	29,669
28,718	Federal National Mortgage Association, 5.500%, 5/1/36	29,790
35,580	Federal National Mortgage Association, 5.500%, 6/1/36	37,021
62,000,000	Federal National Mortgage Association, 5.500%, 10/15/40 (TBA)	63,361,060
667,896	Federal National Mortgage Association, 5.500%, 5/1/49	684,788
2,145,762	Federal National Mortgage Association, 5.500%, 4/1/50	2,209,306
4,672,345	Federal National Mortgage Association, 5.500%, 4/1/50	4,790,505
1,137,941	Federal National Mortgage Association, 5.500%, 11/1/52	1,152,318
51Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,918,653	Federal National Mortgage Association, 5.500%, 2/1/53	$ 1,944,215
1,710,041	Federal National Mortgage Association, 5.500%, 4/1/53	1,737,346
1,477,975	Federal National Mortgage Association, 5.500%, 4/1/53	1,501,255
318,332	Federal National Mortgage Association, 5.500%, 4/1/53	323,897
987,200	Federal National Mortgage Association, 5.500%, 4/1/53	1,000,058
1,251,410	Federal National Mortgage Association, 5.500%, 4/1/53	1,279,718
568,445	Federal National Mortgage Association, 5.500%, 4/1/53	574,149
1,043,920	Federal National Mortgage Association, 5.500%, 7/1/53	1,059,134
878,677	Federal National Mortgage Association, 5.500%, 7/1/53	893,848
286,317	Federal National Mortgage Association, 5.500%, 8/1/53	293,110
18,110,788	Federal National Mortgage Association, 5.500%, 9/1/53	18,325,783
3,327,783	Federal National Mortgage Association, 5.500%, 9/1/53	3,365,962
570,712	Federal National Mortgage Association, 5.500%, 10/1/53	580,633
4,054,535	Federal National Mortgage Association, 5.500%, 5/1/54	4,093,851
418,908	Federal National Mortgage Association, 5.500%, 11/1/54	426,594
592,614	Federal National Mortgage Association, 5.500%, 12/1/54	601,657
197,167	Federal National Mortgage Association, 5.500%, 12/1/54	200,891
395,256	Federal National Mortgage Association, 5.500%, 12/1/54	401,043
842,163	Federal National Mortgage Association, 5.500%, 12/1/54	851,501
737,143	Federal National Mortgage Association, 5.500%, 12/1/54	747,935
396,276	Federal National Mortgage Association, 5.500%, 1/1/55	401,834
Victory Pioneer Bond Fund | 9/30/2552

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
991,460	Federal National Mortgage Association, 5.500%, 1/1/55	$ 1,002,469
1,434,393	Federal National Mortgage Association, 5.500%, 1/1/55	1,456,557
95,422	Federal National Mortgage Association, 5.500%, 2/1/55	97,113
981,903	Federal National Mortgage Association, 5.500%, 3/1/55	995,673
400,957	Federal National Mortgage Association, 5.500%, 3/1/55	409,893
1,519	Federal National Mortgage Association, 5.720%, 11/1/28	1,513
10,789	Federal National Mortgage Association, 5.900%, 4/1/28	10,788
90	Federal National Mortgage Association, 6.000%, 9/1/29	92
181	Federal National Mortgage Association, 6.000%, 1/1/32	185
2,163	Federal National Mortgage Association, 6.000%, 2/1/32	2,242
1,030	Federal National Mortgage Association, 6.000%, 3/1/32	1,060
607	Federal National Mortgage Association, 6.000%, 8/1/32	626
105	Federal National Mortgage Association, 6.000%, 9/1/32	110
8,104	Federal National Mortgage Association, 6.000%, 10/1/32	8,364
2,468	Federal National Mortgage Association, 6.000%, 2/1/33	2,538
13,262	Federal National Mortgage Association, 6.000%, 3/1/33	13,720
15,264	Federal National Mortgage Association, 6.000%, 4/1/33	15,587
30,226	Federal National Mortgage Association, 6.000%, 7/1/33	30,867
7,197	Federal National Mortgage Association, 6.000%, 11/1/33	7,395
24,099	Federal National Mortgage Association, 6.000%, 8/1/34	25,063
2,676	Federal National Mortgage Association, 6.000%, 9/1/34	2,765
53Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,788	Federal National Mortgage Association, 6.000%, 9/1/34	$ 6,973
17,514	Federal National Mortgage Association, 6.000%, 9/1/34	18,003
790	Federal National Mortgage Association, 6.000%, 9/1/34	807
2,333	Federal National Mortgage Association, 6.000%, 10/1/34	2,449
2,533	Federal National Mortgage Association, 6.000%, 11/1/34	2,660
27,025	Federal National Mortgage Association, 6.000%, 11/1/34	27,984
864	Federal National Mortgage Association, 6.000%, 2/1/35	908
1,836	Federal National Mortgage Association, 6.000%, 2/1/35	1,931
34,979	Federal National Mortgage Association, 6.000%, 4/1/35	36,519
2,771	Federal National Mortgage Association, 6.000%, 5/1/35	2,844
59,155	Federal National Mortgage Association, 6.000%, 10/1/35	61,170
29,193	Federal National Mortgage Association, 6.000%, 12/1/35	30,408
6,117	Federal National Mortgage Association, 6.000%, 12/1/37	6,446
50,506	Federal National Mortgage Association, 6.000%, 6/1/38	53,064
6,012	Federal National Mortgage Association, 6.000%, 7/1/38	6,206
2,063,527	Federal National Mortgage Association, 6.000%, 1/1/53	2,143,495
662,604	Federal National Mortgage Association, 6.000%, 1/1/53	684,903
673,936	Federal National Mortgage Association, 6.000%, 2/1/53	694,319
264,560	Federal National Mortgage Association, 6.000%, 2/1/53	276,283
154,889	Federal National Mortgage Association, 6.000%, 3/1/53	159,725
190,937	Federal National Mortgage Association, 6.000%, 3/1/53	197,449
Victory Pioneer Bond Fund | 9/30/2554

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
311,677	Federal National Mortgage Association, 6.000%, 4/1/53	$ 319,586
807,538	Federal National Mortgage Association, 6.000%, 4/1/53	832,646
2,624,848	Federal National Mortgage Association, 6.000%, 5/1/53	2,736,243
2,410,167	Federal National Mortgage Association, 6.000%, 5/1/53	2,517,817
194,060	Federal National Mortgage Association, 6.000%, 6/1/53	201,393
252,215	Federal National Mortgage Association, 6.000%, 6/1/53	260,490
282,762	Federal National Mortgage Association, 6.000%, 6/1/53	289,531
205,230	Federal National Mortgage Association, 6.000%, 6/1/53	211,118
331,308	Federal National Mortgage Association, 6.000%, 6/1/53	340,015
1,214,136	Federal National Mortgage Association, 6.000%, 6/1/53	1,265,630
812,257	Federal National Mortgage Association, 6.000%, 6/1/53	841,372
114,028	Federal National Mortgage Association, 6.000%, 7/1/53	117,801
2,618,655	Federal National Mortgage Association, 6.000%, 7/1/53	2,688,508
1,408,054	Federal National Mortgage Association, 6.000%, 7/1/53	1,448,226
1,651,631	Federal National Mortgage Association, 6.000%, 7/1/53	1,707,598
1,093,230	Federal National Mortgage Association, 6.000%, 7/1/53	1,122,735
400,771	Federal National Mortgage Association, 6.000%, 7/1/53	413,025
957,203	Federal National Mortgage Association, 6.000%, 8/1/53	989,161
4,965,672	Federal National Mortgage Association, 6.000%, 8/1/53	5,139,536
21,544,508	Federal National Mortgage Association, 6.000%, 9/1/53	22,081,535
195,329	Federal National Mortgage Association, 6.000%, 9/1/53	201,722
55Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
351,084	Federal National Mortgage Association, 6.000%, 9/1/53	$ 360,178
455,725	Federal National Mortgage Association, 6.000%, 10/1/53	473,612
1,120,182	Federal National Mortgage Association, 6.000%, 10/1/53	1,159,311
1,400,200	Federal National Mortgage Association, 6.000%, 10/1/53	1,451,702
1,958,713	Federal National Mortgage Association, 6.000%, 11/1/53	2,014,445
260,186	Federal National Mortgage Association, 6.000%, 2/1/54	267,912
291,402	Federal National Mortgage Association, 6.000%, 3/1/54	300,501
86,007	Federal National Mortgage Association, 6.000%, 3/1/54	89,173
165,710	Federal National Mortgage Association, 6.000%, 3/1/54	169,870
175,989	Federal National Mortgage Association, 6.000%, 4/1/54	181,496
352,753	Federal National Mortgage Association, 6.000%, 8/1/54	363,793
2,662,286	Federal National Mortgage Association, 6.000%, 8/1/54	2,736,383
567,941	Federal National Mortgage Association, 6.000%, 8/1/54	588,568
183,756	Federal National Mortgage Association, 6.000%, 9/1/54	191,308
195,921	Federal National Mortgage Association, 6.000%, 9/1/54	202,615
719,802	Federal National Mortgage Association, 6.000%, 11/1/54	742,547
198,411	Federal National Mortgage Association, 6.000%, 12/1/54	203,261
596,660	Federal National Mortgage Association, 6.000%, 12/1/54	620,078
1,731,660	Federal National Mortgage Association, 6.000%, 12/1/54	1,786,375
102,276	Federal National Mortgage Association, 6.000%, 1/1/55	106,984
99,401	Federal National Mortgage Association, 6.000%, 2/1/55	102,941
Victory Pioneer Bond Fund | 9/30/2556

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
607,526	Federal National Mortgage Association, 6.000%, 3/1/55	$ 633,621
610,765	Federal National Mortgage Association, 6.000%, 3/1/55	635,868
445,800	Federal National Mortgage Association, 6.000%, 3/1/55	463,793
509,488	Federal National Mortgage Association, 6.000%, 3/1/55	529,941
379,848	Federal National Mortgage Association, 6.000%, 4/1/55	392,841
985,247	Federal National Mortgage Association, 6.000%, 4/1/55	1,016,382
363,089	Federal National Mortgage Association, 6.000%, 4/1/55	377,341
1,027,225	Federal National Mortgage Association, 6.000%, 4/1/55	1,059,306
100,000	Federal National Mortgage Association, 6.000%, 9/1/55	103,250
2,498	Federal National Mortgage Association, 6.500%, 7/1/29	2,587
200	Federal National Mortgage Association, 6.500%, 4/1/31	208
352	Federal National Mortgage Association, 6.500%, 5/1/31	363
1,232	Federal National Mortgage Association, 6.500%, 9/1/31	1,272
924	Federal National Mortgage Association, 6.500%, 9/1/31	954
343	Federal National Mortgage Association, 6.500%, 10/1/31	356
13,863	Federal National Mortgage Association, 6.500%, 12/1/31	14,306
2,529	Federal National Mortgage Association, 6.500%, 2/1/32	2,636
5,507	Federal National Mortgage Association, 6.500%, 3/1/32	5,683
10,924	Federal National Mortgage Association, 6.500%, 7/1/32	11,273
4,910	Federal National Mortgage Association, 6.500%, 7/1/34	5,066
25,312	Federal National Mortgage Association, 6.500%, 11/1/37	26,803
57Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,127	Federal National Mortgage Association, 6.500%, 11/1/47	$ 8,355
87,057	Federal National Mortgage Association, 6.500%, 2/1/53	91,226
1,385,408	Federal National Mortgage Association, 6.500%, 3/1/53	1,456,030
281,657	Federal National Mortgage Association, 6.500%, 3/1/53	295,385
1,155,483	Federal National Mortgage Association, 6.500%, 3/1/53	1,201,046
198,171	Federal National Mortgage Association, 6.500%, 4/1/53	207,217
220,056	Federal National Mortgage Association, 6.500%, 4/1/53	232,006
379,129	Federal National Mortgage Association, 6.500%, 4/1/53	396,913
100,222	Federal National Mortgage Association, 6.500%, 4/1/53	104,320
694,012	Federal National Mortgage Association, 6.500%, 6/1/53	728,737
468,953	Federal National Mortgage Association, 6.500%, 7/1/53	488,891
370,194	Federal National Mortgage Association, 6.500%, 7/1/53	388,215
1,467,415	Federal National Mortgage Association, 6.500%, 8/1/53	1,540,145
650,957	Federal National Mortgage Association, 6.500%, 8/1/53	684,181
151,563	Federal National Mortgage Association, 6.500%, 8/1/53	157,964
456,066	Federal National Mortgage Association, 6.500%, 8/1/53	475,763
476,044	Federal National Mortgage Association, 6.500%, 8/1/53	497,552
481,235	Federal National Mortgage Association, 6.500%, 8/1/53	504,379
415,508	Federal National Mortgage Association, 6.500%, 8/1/53	439,840
3,162,005	Federal National Mortgage Association, 6.500%, 9/1/53	3,323,402
681,198	Federal National Mortgage Association, 6.500%, 9/1/53	715,467
Victory Pioneer Bond Fund | 9/30/2558

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
402,679	Federal National Mortgage Association, 6.500%, 9/1/53	$ 422,504
558,807	Federal National Mortgage Association, 6.500%, 9/1/53	585,220
67,660	Federal National Mortgage Association, 6.500%, 10/1/53	70,910
181,607	Federal National Mortgage Association, 6.500%, 11/1/53	190,123
1,280,784	Federal National Mortgage Association, 6.500%, 12/1/53	1,326,797
98,116	Federal National Mortgage Association, 6.500%, 2/1/54	103,057
354,410	Federal National Mortgage Association, 6.500%, 2/1/54	367,631
79,801	Federal National Mortgage Association, 6.500%, 3/1/54	83,278
82,444	Federal National Mortgage Association, 6.500%, 3/1/54	85,719
124,089	Federal National Mortgage Association, 6.500%, 3/1/54	128,870
147,266	Federal National Mortgage Association, 6.500%, 3/1/54	153,002
87,908	Federal National Mortgage Association, 6.500%, 3/1/54	91,841
71,642	Federal National Mortgage Association, 6.500%, 3/1/54	74,801
98,556	Federal National Mortgage Association, 6.500%, 3/1/54	102,776
87,007	Federal National Mortgage Association, 6.500%, 3/1/54	91,634
98,480	Federal National Mortgage Association, 6.500%, 3/1/54	102,198
85,484	Federal National Mortgage Association, 6.500%, 3/1/54	89,721
74,718	Federal National Mortgage Association, 6.500%, 4/1/54	78,869
41,539	Federal National Mortgage Association, 6.500%, 4/1/54	43,522
57,591	Federal National Mortgage Association, 6.500%, 4/1/54	60,167
229,079	Federal National Mortgage Association, 6.500%, 4/1/54	239,072
59Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
78,446	Federal National Mortgage Association, 6.500%, 4/1/54	$ 82,101
98,306	Federal National Mortgage Association, 6.500%, 4/1/54	102,770
98,477	Federal National Mortgage Association, 6.500%, 4/1/54	103,076
98,677	Federal National Mortgage Association, 6.500%, 4/1/54	102,730
78,392	Federal National Mortgage Association, 6.500%, 4/1/54	81,950
97,501	Federal National Mortgage Association, 6.500%, 4/1/54	102,638
185,303	Federal National Mortgage Association, 6.500%, 5/1/54	194,573
996,711	Federal National Mortgage Association, 6.500%, 5/1/54	1,040,519
593,978	Federal National Mortgage Association, 6.500%, 5/1/54	620,187
112,514	Federal National Mortgage Association, 6.500%, 6/1/54	118,046
86,384	Federal National Mortgage Association, 6.500%, 6/1/54	90,331
153,668	Federal National Mortgage Association, 6.500%, 6/1/54	161,190
822,660	Federal National Mortgage Association, 6.500%, 6/1/54	858,194
210,630	Federal National Mortgage Association, 6.500%, 6/1/54	218,049
267,792	Federal National Mortgage Association, 6.500%, 6/1/54	280,200
1,138,302	Federal National Mortgage Association, 6.500%, 6/1/54	1,179,516
208,338	Federal National Mortgage Association, 6.500%, 7/1/54	218,485
468,345	Federal National Mortgage Association, 6.500%, 7/1/54	486,424
306,692	Federal National Mortgage Association, 6.500%, 7/1/54	321,213
628,301	Federal National Mortgage Association, 6.500%, 7/1/54	650,971
432,598	Federal National Mortgage Association, 6.500%, 7/1/54	451,511
Victory Pioneer Bond Fund | 9/30/2560

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
728,808	Federal National Mortgage Association, 6.500%, 7/1/54	$ 757,455
655,163	Federal National Mortgage Association, 6.500%, 8/1/54	685,519
2,411,927	Federal National Mortgage Association, 6.500%, 9/1/54	2,513,458
1,958,712	Federal National Mortgage Association, 6.500%, 9/1/54	2,033,893
673,641	Federal National Mortgage Association, 6.500%, 9/1/54	702,110
501,349	Federal National Mortgage Association, 6.500%, 11/1/54	522,953
513,726	Federal National Mortgage Association, 6.500%, 11/1/54	538,273
296,719	Federal National Mortgage Association, 6.500%, 12/1/54	309,873
462,776	Federal National Mortgage Association, 6.500%, 12/1/54	483,962
253,544	Federal National Mortgage Association, 6.500%, 12/1/54	267,416
117,179	Federal National Mortgage Association, 6.500%, 1/1/55	121,416
91,736	Federal National Mortgage Association, 6.500%, 1/1/55	97,235
158,753	Federal National Mortgage Association, 6.500%, 2/1/55	167,079
994,776	Federal National Mortgage Association, 6.500%, 2/1/55	1,057,778
100,356	Federal National Mortgage Association, 6.500%, 2/1/55	106,712
147,516	Federal National Mortgage Association, 6.500%, 2/1/55	155,813
814,653	Federal National Mortgage Association, 6.500%, 2/1/55	858,466
400,826	Federal National Mortgage Association, 6.500%, 3/1/55	421,348
212,006	Federal National Mortgage Association, 6.500%, 3/1/55	222,161
464,680	Federal National Mortgage Association, 6.500%, 4/1/55	488,482
497,915	Federal National Mortgage Association, 6.500%, 4/1/55	518,312
61Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,635	Federal National Mortgage Association, 7.000%, 12/1/30	$ 1,707
1,115	Federal National Mortgage Association, 7.000%, 4/1/31	1,164
1,723	Federal National Mortgage Association, 7.000%, 9/1/31	1,799
7,788	Federal National Mortgage Association, 7.000%, 12/1/31	8,131
3,858	Federal National Mortgage Association, 7.000%, 1/1/32	4,028
300,000	Federal National Mortgage Association, 7.000%, 1/1/53	314,779
3,600,000	Federal National Mortgage Association, 7.000%, 2/1/54	3,776,164
297,260	Federal National Mortgage Association, 7.000%, 8/1/54	312,838
281,487	Federal National Mortgage Association, 7.000%, 12/1/54	298,556
98,974	Federal National Mortgage Association, 7.000%, 2/1/55	105,185
147,692	Federal National Mortgage Association, 7.000%, 2/1/55	155,280
111,756	Federal National Mortgage Association, 7.000%, 2/1/55	118,026
91,397	Federal National Mortgage Association, 7.000%, 2/1/55	97,189
129,798	Federal National Mortgage Association, 7.000%, 2/1/55	136,468
17,000,007	Federal National Mortgage Association, 7.000%, 2/1/55	17,792,408
658,645	Federal National Mortgage Association, 7.000%, 3/1/55	698,768
20,000,000	Government National Mortgage Association, 2.000%, 10/15/55 (TBA)	16,527,787
22,000,000	Government National Mortgage Association, 2.500%, 10/15/55 (TBA)	18,937,096
14,000,000	Government National Mortgage Association, 3.000%, 10/15/55 (TBA)	12,496,066
5,000,000	Government National Mortgage Association, 3.500%, 10/15/55 (TBA)	4,558,080
2,000,000	Government National Mortgage Association, 4.500%, 11/20/55 (TBA)	1,938,422
Victory Pioneer Bond Fund | 9/30/2562

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,000,000	Government National Mortgage Association, 5.000%, 10/15/55 (TBA)	$ 22,876,241
25,000,000	Government National Mortgage Association, 5.500%, 10/20/55 (TBA)	25,186,057
3,000,000	Government National Mortgage Association, 5.500%, 11/15/55 (TBA)	3,020,217
33,000,000	Government National Mortgage Association, 6.000%, 10/15/55 (TBA)	33,561,448
22,200,000	Government National Mortgage Association, 6.500%, 10/15/55 (TBA)	22,799,871
1,800,000	Government National Mortgage Association, 6.500%, 11/15/55 (TBA)	1,848,498
2,000,000	Government National Mortgage Association, 4.000%, 10/15/55 (TBA)	1,880,198
1,825,828	Government National Mortgage Association I, 3.500%, 11/15/41	1,713,662
1,259,936	Government National Mortgage Association I, 3.500%, 7/15/42	1,177,834
233,536	Government National Mortgage Association I, 3.500%, 10/15/42	218,315
1,381,888	Government National Mortgage Association I, 3.500%, 1/15/45	1,291,791
479,084	Government National Mortgage Association I, 3.500%, 8/15/46	446,067
5,315	Government National Mortgage Association I, 4.000%, 5/15/39	5,108
745	Government National Mortgage Association I, 4.000%, 6/15/39	720
1,049	Government National Mortgage Association I, 4.000%, 8/15/40	1,013
107,465	Government National Mortgage Association I, 4.000%, 8/15/40	103,798
1,296	Government National Mortgage Association I, 4.000%, 9/15/40	1,250
1,363	Government National Mortgage Association I, 4.000%, 10/15/40	1,318
6,442	Government National Mortgage Association I, 4.000%, 11/15/40	6,180
11,380	Government National Mortgage Association I, 4.000%, 11/15/40	10,941
3,883	Government National Mortgage Association I, 4.000%, 1/15/41	3,746
63Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,012	Government National Mortgage Association I, 4.000%, 1/15/41	$ 13,534
2,095	Government National Mortgage Association I, 4.000%, 2/15/41	2,024
21,180	Government National Mortgage Association I, 4.000%, 6/15/41	20,346
28,697	Government National Mortgage Association I, 4.000%, 7/15/41	27,718
75,325	Government National Mortgage Association I, 4.000%, 9/15/41	72,254
1,550	Government National Mortgage Association I, 4.000%, 10/15/41	1,487
4,285	Government National Mortgage Association I, 4.000%, 10/15/41	4,103
875	Government National Mortgage Association I, 4.000%, 11/15/41	838
754	Government National Mortgage Association I, 4.000%, 11/15/41	732
1,015	Government National Mortgage Association I, 4.000%, 12/15/41	977
9,838	Government National Mortgage Association I, 4.000%, 2/15/42	9,474
185,027	Government National Mortgage Association I, 4.000%, 8/15/43	178,331
3,043	Government National Mortgage Association I, 4.000%, 11/15/43	2,931
150,652	Government National Mortgage Association I, 4.000%, 3/15/44	145,137
540,663	Government National Mortgage Association I, 4.000%, 3/15/44	520,868
19,871	Government National Mortgage Association I, 4.000%, 3/15/44	19,078
2,368	Government National Mortgage Association I, 4.000%, 3/15/44	2,279
357,687	Government National Mortgage Association I, 4.000%, 4/15/44	342,475
2,654	Government National Mortgage Association I, 4.000%, 4/15/44	2,527
4,489	Government National Mortgage Association I, 4.000%, 4/15/44	4,309
41,957	Government National Mortgage Association I, 4.000%, 8/15/44	40,264
Victory Pioneer Bond Fund | 9/30/2564

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
413,606	Government National Mortgage Association I, 4.000%, 9/15/44	$ 398,291
33,646	Government National Mortgage Association I, 4.000%, 9/15/44	31,819
48,352	Government National Mortgage Association I, 4.000%, 9/15/44	46,582
92,022	Government National Mortgage Association I, 4.000%, 11/15/44	88,092
115,027	Government National Mortgage Association I, 4.000%, 12/15/44	110,816
132,902	Government National Mortgage Association I, 4.000%, 1/15/45	127,545
108,331	Government National Mortgage Association I, 4.000%, 1/15/45	103,347
201,329	Government National Mortgage Association I, 4.000%, 2/15/45	192,382
284,155	Government National Mortgage Association I, 4.000%, 2/15/45	272,465
745,610	Government National Mortgage Association I, 4.000%, 3/15/45	712,477
522,395	Government National Mortgage Association I, 4.000%, 4/15/45	503,059
586,268	Government National Mortgage Association I, 4.000%, 5/15/45	560,148
794,289	Government National Mortgage Association I, 4.000%, 6/15/45	764,732
104,702	Government National Mortgage Association I, 4.000%, 7/15/45	100,049
172,786	Government National Mortgage Association I, 4.000%, 8/15/45	165,343
9,821	Government National Mortgage Association I, 4.500%, 7/15/33	9,847
25,612	Government National Mortgage Association I, 4.500%, 9/15/33	25,449
42,036	Government National Mortgage Association I, 4.500%, 10/15/33	41,845
35,570	Government National Mortgage Association I, 4.500%, 10/15/33	35,411
2,478	Government National Mortgage Association I, 4.500%, 2/15/34	2,467
23,542	Government National Mortgage Association I, 4.500%, 4/15/35	23,370
65Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,221	Government National Mortgage Association I, 4.500%, 10/15/35	$ 14,244
23,731	Government National Mortgage Association I, 4.500%, 4/15/38	23,614
202,467	Government National Mortgage Association I, 4.500%, 12/15/39	201,212
73,309	Government National Mortgage Association I, 4.500%, 1/15/40	72,650
42,041	Government National Mortgage Association I, 4.500%, 9/15/40	41,992
97,465	Government National Mortgage Association I, 4.500%, 10/15/40	97,052
17,788	Government National Mortgage Association I, 4.500%, 4/15/41	17,570
166,830	Government National Mortgage Association I, 4.500%, 5/15/41	164,513
95,445	Government National Mortgage Association I, 4.500%, 6/15/41	94,275
77,565	Government National Mortgage Association I, 4.500%, 7/15/41	76,614
51,885	Government National Mortgage Association I, 4.500%, 8/15/41	51,419
13,934	Government National Mortgage Association I, 5.000%, 7/15/33	13,961
12,858	Government National Mortgage Association I, 5.000%, 9/15/33	12,944
15,119	Government National Mortgage Association I, 5.000%, 4/15/34	15,270
88,799	Government National Mortgage Association I, 5.000%, 4/15/35	90,204
35,825	Government National Mortgage Association I, 5.000%, 7/15/40	36,401
2,670	Government National Mortgage Association I, 5.500%, 6/15/33	2,688
12,597	Government National Mortgage Association I, 5.500%, 7/15/33	12,916
7,090	Government National Mortgage Association I, 5.500%, 7/15/33	7,159
3,949	Government National Mortgage Association I, 5.500%, 8/15/33	4,046
7,523	Government National Mortgage Association I, 5.500%, 8/15/33	7,534
Victory Pioneer Bond Fund | 9/30/2566

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,721	Government National Mortgage Association I, 5.500%, 8/15/33	$ 6,818
15,760	Government National Mortgage Association I, 5.500%, 9/15/33	16,010
18,013	Government National Mortgage Association I, 5.500%, 9/15/33	18,165
7,413	Government National Mortgage Association I, 5.500%, 10/15/33	7,630
11,271	Government National Mortgage Association I, 5.500%, 10/15/33	11,630
60,980	Government National Mortgage Association I, 5.500%, 7/15/34	62,995
8,658	Government National Mortgage Association I, 5.500%, 10/15/34	8,930
82,852	Government National Mortgage Association I, 5.500%, 11/15/34	85,785
29,140	Government National Mortgage Association I, 5.500%, 1/15/35	30,171
6,719	Government National Mortgage Association I, 5.500%, 2/15/35	6,957
24,050	Government National Mortgage Association I, 5.500%, 2/15/35	24,902
20,795	Government National Mortgage Association I, 5.500%, 6/15/35	21,533
73,620	Government National Mortgage Association I, 5.500%, 7/15/35	76,229
6,744	Government National Mortgage Association I, 5.500%, 10/15/35	6,984
27,446	Government National Mortgage Association I, 5.500%, 10/15/35	27,754
8,570	Government National Mortgage Association I, 5.500%, 2/15/37	8,918
2,760	Government National Mortgage Association I, 6.000%, 4/15/28	2,819
13,542	Government National Mortgage Association I, 6.000%, 9/15/28	13,908
897	Government National Mortgage Association I, 6.000%, 10/15/28	921
3,555	Government National Mortgage Association I, 6.000%, 2/15/29	3,590
6,082	Government National Mortgage Association I, 6.000%, 2/15/29	6,285
67Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,064	Government National Mortgage Association I, 6.000%, 11/15/31	$ 3,155
204	Government National Mortgage Association I, 6.000%, 3/15/32	213
911	Government National Mortgage Association I, 6.000%, 8/15/32	942
162	Government National Mortgage Association I, 6.000%, 9/15/32	162
21,560	Government National Mortgage Association I, 6.000%, 9/15/32	21,794
34,479	Government National Mortgage Association I, 6.000%, 9/15/32	35,077
3,417	Government National Mortgage Association I, 6.000%, 10/15/32	3,519
1,245	Government National Mortgage Association I, 6.000%, 10/15/32	1,268
1,867	Government National Mortgage Association I, 6.000%, 11/15/32	1,897
2,000	Government National Mortgage Association I, 6.000%, 11/15/32	2,058
59,243	Government National Mortgage Association I, 6.000%, 12/15/32	59,686
944	Government National Mortgage Association I, 6.000%, 12/15/32	950
55,889	Government National Mortgage Association I, 6.000%, 12/15/32	56,298
17,906	Government National Mortgage Association I, 6.000%, 12/15/32	18,626
2,970	Government National Mortgage Association I, 6.000%, 12/15/32	3,048
21,754	Government National Mortgage Association I, 6.000%, 12/15/32	21,773
53,426	Government National Mortgage Association I, 6.000%, 12/15/32	54,818
31,433	Government National Mortgage Association I, 6.000%, 1/15/33	32,832
9,038	Government National Mortgage Association I, 6.000%, 1/15/33	9,461
20,367	Government National Mortgage Association I, 6.000%, 2/15/33	20,812
28,980	Government National Mortgage Association I, 6.000%, 2/15/33	30,344
Victory Pioneer Bond Fund | 9/30/2568

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,262	Government National Mortgage Association I, 6.000%, 2/15/33	$ 28,985
4,624	Government National Mortgage Association I, 6.000%, 2/15/33	4,749
22,984	Government National Mortgage Association I, 6.000%, 3/15/33	23,607
25,108	Government National Mortgage Association I, 6.000%, 3/15/33	26,220
15,768	Government National Mortgage Association I, 6.000%, 3/15/33	16,139
20,529	Government National Mortgage Association I, 6.000%, 3/15/33	20,682
5,723	Government National Mortgage Association I, 6.000%, 3/15/33	5,835
29,571	Government National Mortgage Association I, 6.000%, 3/15/33	30,280
88,150	Government National Mortgage Association I, 6.000%, 3/15/33	90,473
42,724	Government National Mortgage Association I, 6.000%, 3/15/33	44,612
10,436	Government National Mortgage Association I, 6.000%, 4/15/33	10,608
16,275	Government National Mortgage Association I, 6.000%, 5/15/33	16,545
2,828	Government National Mortgage Association I, 6.000%, 6/15/33	2,904
14,046	Government National Mortgage Association I, 6.000%, 9/15/33	14,397
4,264	Government National Mortgage Association I, 6.000%, 10/15/33	4,303
15,259	Government National Mortgage Association I, 6.000%, 11/15/33	15,392
56,948	Government National Mortgage Association I, 6.000%, 3/15/34	58,396
7,888	Government National Mortgage Association I, 6.000%, 6/15/34	8,059
6,461	Government National Mortgage Association I, 6.000%, 8/15/34	6,722
29,736	Government National Mortgage Association I, 6.000%, 8/15/34	30,920
2,168	Government National Mortgage Association I, 6.000%, 9/15/34	2,243
69Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,834	Government National Mortgage Association I, 6.000%, 9/15/34	$ 25,864
34,992	Government National Mortgage Association I, 6.000%, 9/15/34	36,350
28,501	Government National Mortgage Association I, 6.000%, 10/15/34	28,644
18,058	Government National Mortgage Association I, 6.000%, 10/15/34	18,359
22,013	Government National Mortgage Association I, 6.000%, 10/15/34	22,775
38,135	Government National Mortgage Association I, 6.000%, 11/15/34	39,590
134,118	Government National Mortgage Association I, 6.000%, 9/15/35	137,510
44,987	Government National Mortgage Association I, 6.000%, 8/15/36	47,387
24,572	Government National Mortgage Association I, 6.000%, 10/15/36	25,720
10,898	Government National Mortgage Association I, 6.000%, 11/15/37	11,333
3,063	Government National Mortgage Association I, 6.000%, 8/15/38	3,140
1,459	Government National Mortgage Association I, 6.500%, 4/15/28	1,488
9,529	Government National Mortgage Association I, 6.500%, 4/15/28	9,670
882	Government National Mortgage Association I, 6.500%, 6/15/28	902
763	Government National Mortgage Association I, 6.500%, 8/15/28	777
499	Government National Mortgage Association I, 6.500%, 10/15/28	509
3,179	Government National Mortgage Association I, 6.500%, 1/15/29	3,221
842	Government National Mortgage Association I, 6.500%, 2/15/29	856
949	Government National Mortgage Association I, 6.500%, 2/15/29	976
225	Government National Mortgage Association I, 6.500%, 2/15/29	231
608	Government National Mortgage Association I, 6.500%, 3/15/29	617
Victory Pioneer Bond Fund | 9/30/2570

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
486	Government National Mortgage Association I, 6.500%, 3/15/29	$ 493
2,582	Government National Mortgage Association I, 6.500%, 3/15/29	2,625
2,328	Government National Mortgage Association I, 6.500%, 3/15/29	2,344
5,987	Government National Mortgage Association I, 6.500%, 5/15/29	6,141
75	Government National Mortgage Association I, 6.500%, 5/15/29	76
6,940	Government National Mortgage Association I, 6.500%, 4/15/31	7,150
2,490	Government National Mortgage Association I, 6.500%, 5/15/31	2,583
4,540	Government National Mortgage Association I, 6.500%, 5/15/31	4,618
2,580	Government National Mortgage Association I, 6.500%, 5/15/31	2,690
2,028	Government National Mortgage Association I, 6.500%, 6/15/31	2,124
6,829	Government National Mortgage Association I, 6.500%, 7/15/31	7,106
11,981	Government National Mortgage Association I, 6.500%, 8/15/31	12,317
1,344	Government National Mortgage Association I, 6.500%, 9/15/31	1,371
16,946	Government National Mortgage Association I, 6.500%, 10/15/31	17,631
1,452	Government National Mortgage Association I, 6.500%, 10/15/31	1,518
1,427	Government National Mortgage Association I, 6.500%, 11/15/31	1,471
21,717	Government National Mortgage Association I, 6.500%, 1/15/32	22,371
6,952	Government National Mortgage Association I, 6.500%, 1/15/32	7,058
3,904	Government National Mortgage Association I, 6.500%, 2/15/32	4,025
5,154	Government National Mortgage Association I, 6.500%, 2/15/32	5,317
706	Government National Mortgage Association I, 6.500%, 2/15/32	721
71Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,130	Government National Mortgage Association I, 6.500%, 2/15/32	$ 4,266
10,724	Government National Mortgage Association I, 6.500%, 2/15/32	11,200
4,357	Government National Mortgage Association I, 6.500%, 3/15/32	4,387
11,517	Government National Mortgage Association I, 6.500%, 3/15/32	11,990
2,068	Government National Mortgage Association I, 6.500%, 4/15/32	2,139
2,424	Government National Mortgage Association I, 6.500%, 4/15/32	2,503
7,993	Government National Mortgage Association I, 6.500%, 4/15/32	8,284
1,296	Government National Mortgage Association I, 6.500%, 5/15/32	1,344
703	Government National Mortgage Association I, 6.500%, 5/15/32	712
2,503	Government National Mortgage Association I, 6.500%, 5/15/32	2,593
500	Government National Mortgage Association I, 6.500%, 5/15/32	512
3,290	Government National Mortgage Association I, 6.500%, 6/15/32	3,403
3,943	Government National Mortgage Association I, 6.500%, 7/15/32	4,060
23,944	Government National Mortgage Association I, 6.500%, 7/15/32	25,101
570	Government National Mortgage Association I, 6.500%, 7/15/32	574
9,072	Government National Mortgage Association I, 6.500%, 8/15/32	9,355
9,074	Government National Mortgage Association I, 6.500%, 8/15/32	9,377
2,195	Government National Mortgage Association I, 6.500%, 8/15/32	2,269
14,307	Government National Mortgage Association I, 6.500%, 9/15/32	14,788
6,860	Government National Mortgage Association I, 6.500%, 9/15/32	7,083
6,475	Government National Mortgage Association I, 6.500%, 9/15/32	6,711
Victory Pioneer Bond Fund | 9/30/2572

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,658	Government National Mortgage Association I, 6.500%, 10/15/32	$ 8,890
10,326	Government National Mortgage Association I, 6.500%, 11/15/32	10,690
55,528	Government National Mortgage Association I, 6.500%, 12/15/32	57,501
60,786	Government National Mortgage Association I, 6.500%, 1/15/33	62,768
565	Government National Mortgage Association I, 6.500%, 1/15/33	588
11,286	Government National Mortgage Association I, 6.500%, 5/15/33	11,550
455	Government National Mortgage Association I, 6.500%, 10/15/33	477
35,993	Government National Mortgage Association I, 6.500%, 6/15/34	37,929
2,672	Government National Mortgage Association I, 6.500%, 6/15/35	2,718
6,243	Government National Mortgage Association I, 6.500%, 7/15/35	6,679
21,779	Government National Mortgage Association I, 6.500%, 7/15/35	22,831
66	Government National Mortgage Association I, 7.000%, 11/15/26	66
292	Government National Mortgage Association I, 7.000%, 6/15/27	294
1,295	Government National Mortgage Association I, 7.000%, 1/15/28	1,298
1,198	Government National Mortgage Association I, 7.000%, 4/15/28	1,208
1,903	Government National Mortgage Association I, 7.000%, 7/15/28	1,927
182	Government National Mortgage Association I, 7.000%, 8/15/28	186
1,664	Government National Mortgage Association I, 7.000%, 11/15/28	1,706
6,000	Government National Mortgage Association I, 7.000%, 11/15/28	6,138
8,212	Government National Mortgage Association I, 7.000%, 4/15/29	8,268
4,275	Government National Mortgage Association I, 7.000%, 4/15/29	4,303
73Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,123	Government National Mortgage Association I, 7.000%, 5/15/29	$ 9,220
1,031	Government National Mortgage Association I, 7.000%, 7/15/29	1,048
13,991	Government National Mortgage Association I, 7.000%, 11/15/29	14,292
4,904	Government National Mortgage Association I, 7.000%, 12/15/30	5,069
711	Government National Mortgage Association I, 7.000%, 12/15/30	714
21,733	Government National Mortgage Association I, 7.000%, 1/15/31	21,853
4,335	Government National Mortgage Association I, 7.000%, 6/15/31	4,532
567	Government National Mortgage Association I, 7.000%, 7/15/31	592
29,934	Government National Mortgage Association I, 7.000%, 8/15/31	30,982
4,255	Government National Mortgage Association I, 7.000%, 9/15/31	4,288
4,350	Government National Mortgage Association I, 7.000%, 11/15/31	4,415
10,788	Government National Mortgage Association I, 7.000%, 3/15/32	10,882
12,354	Government National Mortgage Association I, 7.000%, 4/15/32	12,685
18,542	Government National Mortgage Association I, 7.000%, 5/15/32	19,189
218	Government National Mortgage Association I, 7.500%, 2/15/27	218
1,969	Government National Mortgage Association I, 7.500%, 3/15/27	1,988
3,626	Government National Mortgage Association I, 7.500%, 10/15/27	3,656
517	Government National Mortgage Association I, 7.500%, 6/15/29	521
8,334	Government National Mortgage Association I, 7.500%, 2/15/31	8,412
7,486	Government National Mortgage Association I, 7.500%, 2/15/31	7,543
1,018	Government National Mortgage Association I, 7.750%, 2/15/30	1,027
Victory Pioneer Bond Fund | 9/30/2574

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,088,101	Government National Mortgage Association II, 2.000%, 3/20/52	$ 7,513,184
12,619,345	Government National Mortgage Association II, 2.500%, 5/20/52	10,869,273
9,768,034	Government National Mortgage Association II, 3.000%, 6/20/52	8,723,404
17,396	Government National Mortgage Association II, 3.500%, 6/20/39	16,398
4,225	Government National Mortgage Association II, 3.500%, 7/20/39	3,984
46,332	Government National Mortgage Association II, 3.500%, 4/20/42	43,918
113,483	Government National Mortgage Association II, 3.500%, 6/20/43	106,975
75,261	Government National Mortgage Association II, 3.500%, 11/20/43	70,890
2,068	Government National Mortgage Association II, 3.500%, 1/20/44	1,946
1,886,611	Government National Mortgage Association II, 3.500%, 6/20/44	1,763,606
30,184	Government National Mortgage Association II, 3.500%, 7/20/44	28,355
170,579	Government National Mortgage Association II, 3.500%, 1/20/45	159,405
492,522	Government National Mortgage Association II, 3.500%, 3/20/45	459,770
92,847	Government National Mortgage Association II, 3.500%, 3/20/45	84,240
157,920	Government National Mortgage Association II, 3.500%, 4/20/45	145,427
382,592	Government National Mortgage Association II, 3.500%, 4/20/45	350,913
115,386	Government National Mortgage Association II, 3.500%, 4/20/45	105,725
148,513	Government National Mortgage Association II, 3.500%, 7/20/45	138,401
109,269	Government National Mortgage Association II, 3.500%, 12/20/45	101,642
412,312	Government National Mortgage Association II, 3.500%, 3/20/46	381,228
1,026,345	Government National Mortgage Association II, 3.500%, 7/20/47	952,737
75Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
273,192	Government National Mortgage Association II, 3.500%, 2/20/48	$ 253,599
700,741	Government National Mortgage Association II, 3.500%, 9/20/48	649,652
149,178	Government National Mortgage Association II, 3.500%, 12/20/48	138,478
88,500	Government National Mortgage Association II, 3.500%, 8/20/49	81,302
56,092	Government National Mortgage Association II, 3.500%, 1/20/52	51,596
656,052	Government National Mortgage Association II, 3.500%, 8/20/52	600,473
1,370,190	Government National Mortgage Association II, 4.000%, 7/20/44	1,319,390
54,025	Government National Mortgage Association II, 4.000%, 9/20/44	51,978
324,692	Government National Mortgage Association II, 4.000%, 10/20/44	312,252
997,273	Government National Mortgage Association II, 4.000%, 10/20/46	955,684
592,019	Government National Mortgage Association II, 4.000%, 2/20/48	559,812
773,628	Government National Mortgage Association II, 4.000%, 4/20/48	731,537
941	Government National Mortgage Association II, 4.500%, 9/20/33	936
1,679	Government National Mortgage Association II, 4.500%, 10/20/33	1,671
13,726	Government National Mortgage Association II, 4.500%, 12/20/34	13,807
56,986	Government National Mortgage Association II, 4.500%, 1/20/35	57,321
8,451	Government National Mortgage Association II, 4.500%, 3/20/35	8,409
736	Government National Mortgage Association II, 4.500%, 8/20/35	741
401	Government National Mortgage Association II, 4.500%, 11/20/35	403
1,109	Government National Mortgage Association II, 4.500%, 3/20/38	1,115
5,062	Government National Mortgage Association II, 4.500%, 2/20/39	5,092
Victory Pioneer Bond Fund | 9/30/2576

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,943	Government National Mortgage Association II, 4.500%, 9/20/39	$ 10,002
231,019	Government National Mortgage Association II, 4.500%, 12/20/39	232,387
22,459	Government National Mortgage Association II, 4.500%, 2/20/40	22,592
63,543	Government National Mortgage Association II, 4.500%, 8/20/40	63,919
259,925	Government National Mortgage Association II, 4.500%, 9/20/41	261,464
37,392	Government National Mortgage Association II, 4.500%, 11/20/43	37,145
4,929	Government National Mortgage Association II, 4.500%, 12/20/43	4,897
1,025,062	Government National Mortgage Association II, 4.500%, 9/20/44	1,008,044
355,075	Government National Mortgage Association II, 4.500%, 10/20/44	352,066
676,112	Government National Mortgage Association II, 4.500%, 11/20/44	670,383
26,632	Government National Mortgage Association II, 4.500%, 6/20/45	26,434
828,094	Government National Mortgage Association II, 4.500%, 2/20/48	821,756
1,030,656	Government National Mortgage Association II, 4.500%, 9/20/48	1,018,947
399,679	Government National Mortgage Association II, 4.500%, 11/20/48	394,645
2,105,092	Government National Mortgage Association II, 4.500%, 3/20/49	2,084,974
617,007	Government National Mortgage Association II, 4.500%, 4/20/49	611,142
8,167	Government National Mortgage Association II, 4.500%, 5/20/51	8,064
10,999,999	Government National Mortgage Association II, 4.500%, 6/20/55	10,674,096
496	Government National Mortgage Association II, 5.000%, 2/20/32	494
1,898	Government National Mortgage Association II, 5.000%, 10/20/32	1,947
3,072	Government National Mortgage Association II, 5.000%, 11/20/32	3,153
77Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,587	Government National Mortgage Association II, 5.000%, 12/20/32	$ 12,865
27,861	Government National Mortgage Association II, 5.000%, 1/20/33	28,485
11,472	Government National Mortgage Association II, 5.000%, 2/20/33	11,565
10,645	Government National Mortgage Association II, 5.000%, 3/20/33	10,737
16,415	Government National Mortgage Association II, 5.000%, 4/20/33	16,559
8,536	Government National Mortgage Association II, 5.000%, 5/20/33	8,610
12,356	Government National Mortgage Association II, 5.000%, 6/20/33	12,464
25,769	Government National Mortgage Association II, 5.000%, 7/20/33	25,998
13,687	Government National Mortgage Association II, 5.000%, 8/20/33	13,992
37,713	Government National Mortgage Association II, 5.000%, 9/20/33	38,521
7,980	Government National Mortgage Association II, 5.000%, 10/20/33	8,051
7,855	Government National Mortgage Association II, 5.000%, 12/20/33	7,926
5,187	Government National Mortgage Association II, 5.000%, 2/20/34	5,235
14,860	Government National Mortgage Association II, 5.000%, 4/20/34	14,998
6,280	Government National Mortgage Association II, 5.000%, 5/20/34	6,339
7,565	Government National Mortgage Association II, 5.000%, 6/20/34	7,636
14,266	Government National Mortgage Association II, 5.000%, 7/20/34	14,313
10,320	Government National Mortgage Association II, 5.000%, 8/20/34	10,419
16,187	Government National Mortgage Association II, 5.000%, 9/20/34	16,341
3,252	Government National Mortgage Association II, 5.000%, 10/20/34	3,289
6,095	Government National Mortgage Association II, 5.000%, 1/20/35	6,222
Victory Pioneer Bond Fund | 9/30/2578

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,842	Government National Mortgage Association II, 5.000%, 2/20/35	$ 4,935
555	Government National Mortgage Association II, 5.000%, 2/20/35	561
8,045	Government National Mortgage Association II, 5.000%, 3/20/35	8,211
20,304	Government National Mortgage Association II, 5.000%, 4/20/35	20,708
5,513	Government National Mortgage Association II, 5.000%, 5/20/35	5,627
5,700	Government National Mortgage Association II, 5.000%, 6/20/35	5,815
14,176	Government National Mortgage Association II, 5.000%, 7/20/35	14,463
181,512	Government National Mortgage Association II, 5.000%, 8/20/35	185,082
3,581	Government National Mortgage Association II, 5.000%, 9/20/35	3,653
774	Government National Mortgage Association II, 5.000%, 2/20/36	791
9,100	Government National Mortgage Association II, 5.000%, 4/20/36	9,280
9,146	Government National Mortgage Association II, 5.000%, 11/20/36	9,350
18,797	Government National Mortgage Association II, 5.000%, 1/20/37	19,196
198,423	Government National Mortgage Association II, 5.000%, 3/20/37	202,538
5,097	Government National Mortgage Association II, 5.000%, 6/20/37	5,212
941	Government National Mortgage Association II, 5.000%, 7/20/37	965
3,965	Government National Mortgage Association II, 5.000%, 8/20/37	4,057
8,895	Government National Mortgage Association II, 5.000%, 12/20/37	9,092
5,399	Government National Mortgage Association II, 5.000%, 1/20/38	5,531
11,572	Government National Mortgage Association II, 5.000%, 2/20/38	11,840
3,412	Government National Mortgage Association II, 5.000%, 3/20/38	3,491
79Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
25,939	Government National Mortgage Association II, 5.000%, 5/20/38	$ 26,534
6,511	Government National Mortgage Association II, 5.000%, 6/20/38	6,664
479	Government National Mortgage Association II, 5.000%, 12/20/38	491
14,930	Government National Mortgage Association II, 5.000%, 1/20/39	15,279
3,397	Government National Mortgage Association II, 5.000%, 2/20/39	3,475
7,318	Government National Mortgage Association II, 5.000%, 5/20/39	7,485
14,543	Government National Mortgage Association II, 5.000%, 8/20/39	14,920
119,179	Government National Mortgage Association II, 5.000%, 10/20/39	122,703
3,823	Government National Mortgage Association II, 5.000%, 11/20/39	3,922
68,661	Government National Mortgage Association II, 5.000%, 1/20/40	70,184
861	Government National Mortgage Association II, 5.000%, 2/20/40	880
5,630	Government National Mortgage Association II, 5.000%, 6/20/40	5,790
26,326	Government National Mortgage Association II, 5.000%, 7/20/40	27,008
19,414	Government National Mortgage Association II, 5.000%, 8/20/40	19,857
15,840	Government National Mortgage Association II, 5.000%, 9/20/40	16,250
1,088	Government National Mortgage Association II, 5.000%, 2/20/41	1,107
16,364	Government National Mortgage Association II, 5.000%, 4/20/41	16,663
20,818	Government National Mortgage Association II, 5.000%, 7/20/41	21,319
9,414	Government National Mortgage Association II, 5.000%, 8/20/42	9,657
35,911	Government National Mortgage Association II, 5.000%, 11/20/42	36,686
52,414	Government National Mortgage Association II, 5.000%, 10/20/43	53,578
Victory Pioneer Bond Fund | 9/30/2580

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
666	Government National Mortgage Association II, 5.000%, 11/20/44	$ 680
43,342	Government National Mortgage Association II, 5.000%, 2/20/45	44,117
58,271	Government National Mortgage Association II, 5.000%, 4/20/45	59,422
18,324	Government National Mortgage Association II, 5.000%, 7/20/45	18,731
32,040	Government National Mortgage Association II, 5.000%, 11/20/45	32,635
2,649	Government National Mortgage Association II, 5.000%, 12/20/45	2,697
1,748	Government National Mortgage Association II, 5.000%, 7/20/46	1,789
16,194	Government National Mortgage Association II, 5.000%, 9/20/46	16,613
48,555	Government National Mortgage Association II, 5.000%, 12/20/46	49,603
5,607	Government National Mortgage Association II, 5.000%, 6/20/47	5,711
53,018	Government National Mortgage Association II, 5.000%, 8/20/47	54,001
48,476	Government National Mortgage Association II, 5.000%, 1/20/48	49,256
128,909	Government National Mortgage Association II, 5.000%, 5/20/48	130,664
21,430	Government National Mortgage Association II, 5.000%, 8/20/48	21,718
7,174	Government National Mortgage Association II, 5.000%, 9/20/48	7,269
44,362	Government National Mortgage Association II, 5.000%, 10/20/48	45,024
110,414	Government National Mortgage Association II, 5.000%, 11/20/48	111,850
16,860	Government National Mortgage Association II, 5.000%, 12/20/48	17,098
65,964	Government National Mortgage Association II, 5.000%, 1/20/49	66,964
379,391	Government National Mortgage Association II, 5.000%, 2/20/49	383,935
1,178,218	Government National Mortgage Association II, 5.000%, 5/20/49	1,193,296
81Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
126,492	Government National Mortgage Association II, 5.000%, 8/20/49	$ 128,188
44,530	Government National Mortgage Association II, 5.000%, 9/20/49	45,137
121,053	Government National Mortgage Association II, 5.000%, 1/20/50	122,699
14,500	Government National Mortgage Association II, 5.000%, 2/20/50	14,727
32,413	Government National Mortgage Association II, 5.000%, 3/20/50	32,974
322,736	Government National Mortgage Association II, 5.000%, 7/20/50	328,447
222,314	Government National Mortgage Association II, 5.000%, 12/20/50	226,429
16,900	Government National Mortgage Association II, 5.000%, 8/20/51	17,096
62,496	Government National Mortgage Association II, 5.000%, 9/20/51	62,994
30,964	Government National Mortgage Association II, 5.000%, 11/20/51	31,149
122,810	Government National Mortgage Association II, 5.000%, 12/20/51	123,625
39,041	Government National Mortgage Association II, 5.500%, 3/20/34	40,244
32,735	Government National Mortgage Association II, 5.500%, 4/20/34	33,758
12,980	Government National Mortgage Association II, 5.500%, 10/20/37	13,377
439,606	Government National Mortgage Association II, 5.500%, 9/20/52	446,969
6,418	Government National Mortgage Association II, 5.900%, 1/20/28	6,500
11,834	Government National Mortgage Association II, 5.900%, 7/20/28	11,955
3,152	Government National Mortgage Association II, 6.000%, 10/20/31	3,283
17,824	Government National Mortgage Association II, 6.000%, 1/20/33	18,507
20,342	Government National Mortgage Association II, 6.000%, 10/20/33	21,118
12,390	Government National Mortgage Association II, 6.000%, 6/20/34	12,982
Victory Pioneer Bond Fund | 9/30/2582

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,651	Government National Mortgage Association II, 6.450%, 1/20/33	$ 21,887
4,138	Government National Mortgage Association II, 6.500%, 8/20/28	4,248
210	Government National Mortgage Association II, 6.500%, 2/20/29	216
95	Government National Mortgage Association II, 6.500%, 3/20/29	98
2,696	Government National Mortgage Association II, 6.500%, 4/20/29	2,768
2,088	Government National Mortgage Association II, 6.500%, 4/20/31	2,177
1,680	Government National Mortgage Association II, 6.500%, 6/20/31	1,749
8,154	Government National Mortgage Association II, 6.500%, 10/20/32	8,591
11,392	Government National Mortgage Association II, 6.500%, 3/20/34	11,872
86	Government National Mortgage Association II, 7.000%, 5/20/26	88
1,677	Government National Mortgage Association II, 7.000%, 8/20/27	1,720
1,821	Government National Mortgage Association II, 7.000%, 6/20/28	1,867
8,694	Government National Mortgage Association II, 7.000%, 11/20/28	8,914
8,380	Government National Mortgage Association II, 7.000%, 1/20/29	8,592
619	Government National Mortgage Association II, 7.000%, 2/20/29	634
331	Government National Mortgage Association II, 7.000%, 12/20/30	340
1,917	Government National Mortgage Association II, 7.000%, 1/20/31	2,002
1,069	Government National Mortgage Association II, 7.000%, 3/20/31	1,104
5,795	Government National Mortgage Association II, 7.000%, 7/20/31	6,129
2,142	Government National Mortgage Association II, 7.000%, 11/20/31	2,219
1,865	Government National Mortgage Association II, 7.500%, 5/20/30	1,934
83Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
544	Government National Mortgage Association II, 7.500%, 6/20/30	$ 562
589	Government National Mortgage Association II, 7.500%, 7/20/30	604
2,179	Government National Mortgage Association II, 7.500%, 8/20/30	2,267
950	Government National Mortgage Association II, 7.500%, 12/20/30	988
270,000,000(f)	U.S. Treasury Bills, 10/14/25	269,606,148
100,000,000(f)	U.S. Treasury Bills, 10/21/25	99,775,333
36,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	22,562,322
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	41,175,216
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	60,663,354
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	131,552,597
50,303,500	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	50,710,767
44,000,000	U.S. Treasury Notes, 3.500%, 9/30/29	43,688,906
42,000,000	U.S. Treasury Notes, 3.625%, 9/30/31	41,507,812
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,949,790
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	46,360,441
	Total U.S. Government and Agency Obligations (Cost $2,325,741,651)	$2,302,248,908

	SHORT TERM INVESTMENTS — 4.4% of Net Assets
	Repurchase Agreements — 2.7%
60,000,000	Bank of America, 4.2%, dated 9/30/25,
to be purchased on 10/1/25 for $60,007,000, collateralized by the following:
$504, U.S. Treasury Bond, 3.75%-4.88%, 8/15/41-8/15/45,
$169,117, U.S. Treasury Inflation-Protected Security, 1.63%, 4/15/30,
$1,296, U.S. Treasury Note, 2.50%-4.50%, 2/28/26-9/30/31,
	$61,029,105, U.S. Treasury Strip Principal, 11/15/26-8/15/53	$ 60,000,000
Victory Pioneer Bond Fund | 9/30/2584

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
9,000,000	Bank of America, 4.21%, dated 9/30/25,
to be purchased on 10/1/25 for $9,001,053, collateralized by the following:
$2,294,196, Federal National Mortgage Association, 3.29%, 7/1/37,
	$6,885,804, Government National Mortgage Association, 5.00%-6.53%, 6/20/40-8/20/75	$ 9,000,000
66,000,000	Bank of Montreal, 4.21%, dated 9/30/25, to be purchased on 10/1/25 for $66,007,718, collateralized by $67,320,001, Government National Mortgage Association, 4.50%-6.50%, 8/20/52-9/20/55	66,000,000
		$135,000,000

Shares
	Open-End Fund — 1.7%
88,226,051(l)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 88,226,051
		$88,226,051

	TOTAL SHORT TERM INVESTMENTS (Cost $223,226,051)	$223,226,051

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.0% (Cost $5,595,802,653)	$5,536,064,302
Principal Amount USD ($)
	TBA Sales Commitments — (4.1)% of Net Assets
	U.S. Government and Agency Obligations — (4.1)%
(19,300,000)	Federal National Mortgage Association, 2.000%, 10/1/55 (TBA)	$ (15,551,252)
(85,000,000)	Federal National Mortgage Association, 2.500%, 10/1/55 (TBA)	(71,598,866)
(1,000,000)	Federal National Mortgage Association, 3.000%, 10/15/40 (TBA)	(957,798)
(10,600,000)	Federal National Mortgage Association, 3.000%, 10/1/55 (TBA)	(9,308,932)
(31,000,000)	Federal National Mortgage Association, 5.500%, 10/1/55 (TBA)	(31,255,377)
85Victory Pioneer Bond Fund | 9/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(37,000,000)	Federal National Mortgage Association, 6.000%, 10/1/55 (TBA)	$ (37,798,744)
(19,000,000)	Federal National Mortgage Association, 6.500%, 10/15/55 (TBA)	(19,634,290)
(11,200,000)	Federal National Mortgage Association, 7.000%, 10/15/55 (TBA)	(11,713,783)
(10,600,000)	Federal National Mortgage Association, 7.000%, 11/1/55 (TBA)	(11,098,680)
	TOTAL TBA SALES COMMITMENTS (Proceeds $209,368,261)	$(208,917,722)

	OTHER ASSETS AND LIABILITIES — (3.9)%	$(200,312,233)
	net assets — 100.0%	$5,126,834,347

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
LIBOR	London Interbank Offered Rate.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $1,806,062,644, or 35.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
(d)	Security is in default.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
Victory Pioneer Bond Fund | 9/30/2586

Schedule of Investments  |  9/30/25
(unaudited) (continued)
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$509,550
Acorn Re	10/25/2024	500,000	499,250
Adare Re 2025	12/31/2024	1,197,086	1,300,625
Alamo Re	4/12/2023	1,256,000	1,315,625
Alamo Re	4/4/2024	500,000	528,900
Alamo Re	4/4/2024	250,000	268,275
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	17,958	5,983
Alturas Re 2022-2	1/18/2022	—	242,705
Aquila Re	5/10/2023	850,000	883,745
Aquila Re	4/26/2024	1,250,000	1,296,000
Atlas Capital	5/17/2023	2,000,000	2,072,400
Atlas Re	5/24/2024	750,000	836,175
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	1,843,293	2,096,508
Bantry Re 2025	1/21/2025	4,545,273	5,115,038
Bantry Re 2025	7/23/2025	4,500,000	4,855,983
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	2,275,598	2,550,000
Blue Ridge Re	11/14/2023	1,000,000	1,035,200
Blue Ridge Re	11/14/2023	1,750,000	1,852,725
Bonanza Re	1/6/2023	300,000	304,350
Bonanza Re	12/16/2024	250,000	250,575
Bonanza Re	12/16/2024	1,250,000	1,279,375
Cape Lookout Re	4/14/2023	1,100,000	1,138,940
87Victory Pioneer Bond Fund | 9/30/25

Restricted Securities	Acquisition date	Cost	Value
Cape Lookout Re	2/27/2025	$2,250,000	$2,362,050
Cat Re 2001	11/14/2023	750,000	790,500
Chartwell Re	5/2/2025	750,000	786,675
Chartwell Re	5/2/2025	500,000	517,700
Cheltenham-PI0051 Re 2025	6/13/2025	1,002,687	1,151,750
Clearwater Re 2025	1/15/2025	1,000,000	1,070,000
Commonwealth Re	5/30/2025	1,000,000	1,025,400
Easton Re	5/16/2024	248,094	257,350
Eden Re II	1/21/2022	20,392	56,795
Eden Re II	1/17/2023	—	126,162
Eden Re II	1/10/2024	—	248,636
Eden Re II	12/27/2024	3,400,000	3,629,500
Epsom Re 2025	4/16/2025	205,750	247,209
FloodSmart Re	2/29/2024	1,500,000	1,591,800
Four Lakes Re	12/22/2022	3,000,000	3,032,400
Four Lakes Re	12/8/2023	750,000	766,725
Four Lakes Re	12/11/2024	250,000	253,350
Four Lakes Re	12/11/2024	250,000	253,775
Fuchsia 2024-1	12/18/2024	1,000,000	1,027,700
Galileo Re	12/4/2023	1,250,000	1,313,750
Galileo Re	12/4/2023	750,000	760,500
Gamboge Re	5/9/2024	1,941,799	2,791,200
Gateway Re	2/3/2023	700,000	733,250
Gateway Re	3/11/2024	250,000	259,900
Gateway Re II	4/13/2023	250,000	261,325
Gleneagles Re 2022	1/18/2022	482,055	147,500
Gullane Re 2025	1/22/2025	3,664,277	4,700,000
Harambee Re 2018	12/19/2017	34,747	6,800
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	518,050
High Point Re	12/1/2023	3,500,000	3,592,050
Integrity Re	5/9/2022	529,586	238,314
Integrity Re	2/21/2025	750,000	782,325
Integrity Re	2/21/2025	750,000	788,550
International Bank for Reconstruction & Development	4/3/2024	250,000	271,825
International Bank for Reconstruction & Development	5/1/2024	250,000	262,950
Kendall Re	4/22/2024	1,000,000	1,052,900
Kilimanjaro II Re	6/23/2025	750,000	772,500
Kilimanjaro II Re	6/23/2025	500,000	520,450
Kilimanjaro II Re	6/23/2025	500,000	517,100
Kilimanjaro II Re	6/23/2025	750,000	783,750
Lightning Re	3/20/2023	1,000,000	1,044,800
Locke Tavern Re	3/23/2023	1,000,000	1,020,600
Long Point Re IV	5/13/2022	3,500,000	3,552,500
Marlon Re	5/24/2024	250,000	267,800
Matterhorn Re	1/29/2020	732,913	652,844
Victory Pioneer Bond Fund | 9/30/2588

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	12/15/2021	$250,000	$250,975
Mayflower Re	6/21/2024	1,000,000	1,032,100
Mayflower Re	5/22/2025	1,000,000	1,025,500
Merion Re 2022-2	3/1/2022	5,299,349	4,959,224
Merion Re 2025-1	1/16/2025	644,006	746,416
Merna Re Companywide	5/14/2025	1,000,000	1,055,200
Merna Re Enterprise	5/14/2025	500,000	518,600
Merna Re II	5/8/2024	1,000,000	1,059,000
Merna Re II	5/8/2024	1,000,000	1,062,200
Merna Re II	5/8/2024	2,000,000	2,087,600
Mona Lisa Re	12/30/2022	1,000,000	1,024,000
Mystic Re	12/12/2023	1,499,086	1,596,450
Mystic Re IV	12/16/2022	3,400,000	3,471,060
Old Head Re 2025	1/2/2025	193,449	242,950
Palm Re	4/1/2025	750,000	792,825
Pangaea Re 2025-1	1/16/2025	2,189,901	2,350,000
Pangaea Re 2025-3	9/18/2025	3,000,000	3,294,818
Phoenix 3 Re	12/21/2020	894,588	1,426,625
PI0047 2024-1	1/26/2024	10,465,975	11,430,124
Pine Valley Re 2025	1/7/2025	862,057	995,110
Portsalon Re 2022	7/15/2022	395,153	449,300
Queen Street Re	5/12/2023	3,000,000	3,030,000
Residential Re	11/22/2022	1,750,000	1,829,100
Residential Re	11/7/2023	2,500,000	2,664,000
Residential Re	11/7/2023	1,000,000	1,052,800
Residential Re	11/4/2024	1,250,000	1,294,875
Residential Re	11/4/2024	1,250,000	1,303,125
Sanders Re	1/16/2024	1,000,000	1,050,100
Sanders Re	12/10/2024	3,000,000	3,017,700
Sanders Re	12/10/2024	3,000,000	3,081,300
Sanders Re	3/13/2025	750,000	770,250
Sanders Re	3/13/2025	750,000	784,350
Sanders Re	3/13/2025	750,000	767,850
Sanders Re	3/13/2025	750,000	780,300
Sanders Re III	11/30/2022	1,000,000	1,044,400
Sector Re V	12/4/2023	—	177,032
Sector Re V	12/29/2023	—	162,899
Sector Re V	12/31/2024	6,000,000	7,471,200
Silk Road Re	12/23/2024	250,000	251,875
Thopas Re 2020	12/30/2019	—	27,000
Thopas Re 2021	12/30/2020	—	33,600
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	—	20,856
Thopas Re 2025	1/10/2025	4,000,000	4,318,800
Ursa Re	4/12/2023	750,000	754,200
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2023	2/2/2023	—	45,400
89Victory Pioneer Bond Fund | 9/30/25

Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2024	3/19/2024	$—	$34,233
Vitality Re XIII	1/4/2023	2,238,245	2,252,025
Vitality Re XIV	1/25/2023	6,023,750	6,145,800
Vitality Re XIV	1/25/2023	750,000	770,625
Walton Health Re 2022	7/13/2022	—	253,250
Total Restricted Securities			$163,105,959
% of Net assets			3.2%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,803	U.S. 2 Year Note (CBT)	12/31/25	$375,813,058	$375,742,384	$(70,674)
2,820	U.S. 5 Year Note (CBT)	12/31/25	308,122,523	307,930,774	(191,749)
531	U.S. Long Bond (CBT)	12/19/25	62,105,007	61,911,281	(193,726)
2,560	U.S. Ultra Bond (CBT)	12/19/25	308,451,166	307,360,000	(1,091,166)
			$1,054,491,754	$1,052,944,439	$(1,547,315)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,210	U.S. 10 Year Ultra Bond (CBT)	12/19/25	$(140,320,376)	$(139,244,537)	$1,075,839
TOTAL FUTURES CONTRACTS			$914,171,378	$913,699,902	$(471,476)
CBT	Chicago Board of Trade.
Victory Pioneer Bond Fund | 9/30/2590

Schedule of Investments  |  9/30/25
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
102,610,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(7,783,953)	$(269,037)	$(8,052,990)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(7,783,953)	$(269,037)	$(8,052,990)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
91Victory Pioneer Bond Fund | 9/30/25

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$7,639,095	$—	$7,639,095
Asset Backed Securities	—	524,763,096	—	524,763,096
Collateralized Mortgage Obligations	—	249,063,822	—	249,063,822
Commercial Mortgage-Backed Securities	—	287,537,067	—*	287,537,067
Corporate Bonds	—	1,742,510,628	—	1,742,510,628
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,300,625	1,300,625
Multiperil – Massachusetts	—	—	449,300	449,300
Multiperil – U.S.	—	—	11,430,124	11,430,124
Multiperil – Worldwide	—	—	7,854,510	7,854,510
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,800	6,800
Multiperil – Worldwide	—	—	47,739,872	47,739,872
All Other Insurance-Linked Securities	—	94,324,728	—	94,324,728
Foreign Government Bonds	—	35,969,676	—	35,969,676
U.S. Government and Agency Obligations	—	2,302,248,908	—	2,302,248,908
Repurchase Agreements	—	135,000,000	—	135,000,000
Open-End Fund	88,226,051	—	—	88,226,051
Total Investments in Securities	$88,226,051	$5,379,057,020	$68,781,231	$5,536,064,302
Liabilities
TBA Sales Commitments	$—	$(208,917,722)	$—	$(208,917,722)
Total Liabilities	$—	$(208,917,722)	$—	$(208,917,722)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(471,476)	$—	$—	$(471,476)
Centrally cleared swap contracts^	—	(269,037)	—	(269,037)
Total Other Financial Instruments	$(471,476)	$(269,037)	$—	$(740,513)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Bond Fund | 9/30/2592